Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Small Cap Index Fund
July 31, 2024
ZAP-NPRT1-0924
1.9881628.107
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	1,936	77,943
AST SpaceMobile, Inc. Class A, (a)(b)	18,287	378,175
ATN International, Inc.	1,646	48,837
Bandwidth, Inc. Class A, (a)	3,803	86,784
Cogent Communications Group, Inc.	6,816	481,141
Consolidated Communications Holdings, Inc. (a)	11,185	51,451
Globalstar, Inc. (a)	111,707	135,165
IDT Corp. Class B	2,357	90,108
Liberty Latin America Ltd.:
Class A (a)	4,798	50,283
Class C (a)	21,135	224,031
Lumen Technologies, Inc. (a)	156,140	491,841
Shenandoah Telecommunications Co.	7,439	158,376
		2,274,135
Entertainment - 0.5%
AMC Entertainment Holdings, Inc. Class A (b)	43,062	228,659
Atlanta Braves Holdings, Inc.:
Class A	1,253	57,538
Class C,	8,079	350,871
Cinemark Holdings, Inc. (a)	17,031	401,591
Eventbrite, Inc. (a)	12,677	61,991
Golden Matrix Group, Inc. (a)	2,982	6,650
IMAX Corp. (a)	6,550	138,205
Lions Gate Entertainment Corp.:
Class A (a)	11,759	107,830
Class B (a)	16,144	133,027
LiveOne, Inc. (a)	10,563	17,957
Madison Square Garden Entertainment Corp. Class A (a)	6,083	240,218
Marcus Corp.	3,607	45,412
Playstudios, Inc. Class A (a)	13,353	28,976
Reservoir Media, Inc. (a)	2,905	23,124
Sphere Entertainment Co. (a)	4,121	183,302
Vivid Seats, Inc. Class A (a)	12,042	58,765
		2,084,116
Interactive Media & Services - 0.6%
Bumble, Inc. (a)	14,665	136,971
CarGurus, Inc. Class A (a)	13,694	339,885
Cars.com, Inc. (a)	10,249	211,334
EverQuote, Inc. Class A (a)	3,877	101,151
fuboTV, Inc. (a)	45,066	65,796
Getty Images Holdings, Inc. (a)(b)	15,594	59,413
Grindr, Inc. (a)	3,801	44,206
MediaAlpha, Inc. Class A (a)	3,830	56,186
Nextdoor Holdings, Inc. Class A (a)	26,824	76,180
Outbrain, Inc. (a)	5,794	27,695
QuinStreet, Inc. (a)	8,103	151,526
Shutterstock, Inc.	3,895	172,237
System1, Inc. (a)	3,469	4,718
TrueCar, Inc. (a)	13,222	48,393
Vimeo, Inc. (a)	22,682	91,182
Yelp, Inc. (a)	10,161	370,165
Ziff Davis, Inc. (a)	7,026	336,405
ZipRecruiter, Inc. (a)	10,856	99,441
		2,392,884
Media - 0.8%
Advantage Solutions, Inc. Class A (a)(b)	16,598	66,558
AMC Networks, Inc. Class A (a)	4,948	55,071
Boston Omaha Corp. (a)	3,783	55,610
Cable One, Inc.	872	360,467
Cardlytics, Inc. (a)	6,233	51,672
Clear Channel Outdoor Holdings, Inc. (a)	53,571	88,928
E.W. Scripps Co. Class A (a)	9,477	35,634
EchoStar Corp. Class A (a)	18,817	377,845
Emerald Holding, Inc. (a)	2,395	13,580
Entravision Communication Corp. Class A	9,524	20,858
Gambling.com Group Ltd. (a)	2,672	25,705
Gannett Co., Inc. (a)	21,803	107,053
Gray Television, Inc.	13,085	84,137
Ibotta, Inc.	1,169	78,604
iHeartMedia, Inc. (a)	15,726	27,992
Innovid Corp. (a)	16,424	34,819
Integral Ad Science Holding Corp. (a)	11,117	113,171
John Wiley & Sons, Inc. Class A	5,594	267,114
Magnite, Inc. (a)	19,503	283,574
National CineMedia, Inc. (a)	11,049	66,736
PubMatic, Inc. Class A (a)	6,458	141,818
Scholastic Corp.	3,667	114,887
Sinclair, Inc. Class A	4,916	75,608
Stagwell, Inc. (a)	13,930	93,052
TechTarget, Inc. (a)	4,028	128,896
TEGNA, Inc.	27,239	433,917
Thryv Holdings, Inc. (a)	4,840	94,283
Townsquare Media, Inc.	1,996	24,112
WideOpenWest, Inc. (a)	7,627	41,567
		3,363,268
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	9,829	89,247
Spok Holdings, Inc.	2,960	45,377
Telephone & Data Systems, Inc.	15,279	323,915
		458,539
TOTAL COMMUNICATION SERVICES		10,572,942
CONSUMER DISCRETIONARY - 9.9%
Automobile Components - 1.3%
Adient PLC (a)	14,014	361,001
American Axle & Manufacturing Holdings, Inc. (a)	17,776	132,076
Cooper-Standard Holding, Inc. (a)	2,537	37,497
Dana, Inc.	20,129	255,840
Dorman Products, Inc. (a)	4,057	411,258
Fox Factory Holding Corp. (a)	6,534	348,850
Gentherm, Inc. (a)	4,865	268,451
Holley, Inc. (a)	6,953	27,395
LCI Industries	3,838	447,856
Luminar Technologies, Inc. Class A (a)(b)	51,390	85,307
Modine Manufacturing Co. (a)	8,004	941,751
Patrick Industries, Inc.	3,343	428,105
Phinia, Inc.	7,035	314,465
Solid Power, Inc. (a)	24,000	45,120
Standard Motor Products, Inc.	3,282	107,420
Stoneridge, Inc. (a)	4,127	69,375
The Goodyear Tire & Rubber Co. (a)	43,972	514,472
Visteon Corp. (a)	4,214	486,886
XPEL, Inc. (a)	3,877	158,453
		5,441,578
Automobiles - 0.1%
Canoo, Inc. (a)(b)	9,126	18,343
LiveWire Group, Inc. (a)(b)	2,989	22,029
Winnebago Industries, Inc.	4,451	278,277
Workhorse Group, Inc. (a)	1	1
		318,650
Broadline Retail - 0.0%
1stDibs.com, Inc. (a)	3,890	17,816
Groupon, Inc. (a)	3,547	47,246
Qurate Retail, Inc. Class B (a)	162	645
Savers Value Village, Inc. (a)	3,621	36,898
		102,605
Distributors - 0.1%
A-Mark Precious Metals, Inc.	2,690	103,404
GigaCloud Technology, Inc. Class A (a)(b)	3,614	106,360
Weyco Group, Inc.	947	32,965
		242,729
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	6,051	474,459
American Public Education, Inc. (a)	2,469	49,281
Carriage Services, Inc.	2,081	66,717
Chegg, Inc. (a)	15,052	51,327
Coursera, Inc. (a)	21,114	196,360
European Wax Center, Inc. (a)	5,203	48,856
Frontdoor, Inc. (a)	12,123	478,374
Graham Holdings Co.	509	394,399
Laureate Education, Inc.	20,773	321,982
Lincoln Educational Services Corp. (a)	4,075	57,498
Mister Car Wash, Inc. (a)	14,365	109,174
Nerdy, Inc. Class A (a)	11,155	19,298
OneSpaWorld Holdings Ltd.	15,631	251,503
Perdoceo Education Corp.	10,152	251,668
Strategic Education, Inc.	3,451	363,735
Stride, Inc. (a)	6,603	501,696
Udemy, Inc. (a)	14,758	136,364
Universal Technical Institute, Inc. (a)	6,077	115,098
		3,887,789
Hotels, Restaurants & Leisure - 1.7%
Accel Entertainment, Inc. (a)	8,040	98,088
Bally's Corp. (a)	3,707	63,872
Biglari Holdings, Inc. Class B (a)	110	22,083
BJ's Restaurants, Inc. (a)	2,916	92,087
Bloomin' Brands, Inc.	12,196	254,287
Brinker International, Inc. (a)	6,814	455,243
Chuy's Holdings, Inc. (a)	2,669	98,993
Cracker Barrel Old Country Store, Inc. (b)	3,412	156,372
Dave & Buster's Entertainment, Inc. (a)	5,080	191,059
Denny's Corp. (a)	7,759	57,106
Despegar.com Corp. (a)	9,509	110,495
Dine Brands Global, Inc.	2,326	83,364
El Pollo Loco Holdings, Inc. (a)	4,108	49,542
Empire Resorts, Inc. (c)	126	0
Everi Holdings, Inc. (a)	12,121	155,997
First Watch Restaurant Group, Inc. (a)	4,675	76,062
Full House Resorts, Inc. (a)	5,228	29,434
Global Business Travel Group, Inc. (a)	19,598	131,699
Golden Entertainment, Inc.	3,100	103,633
Hilton Grand Vacations, Inc. (a)	11,409	492,983
Inspired Entertainment, Inc. (a)	3,344	30,865
International Game Technology PLC	17,594	412,931
Jack in the Box, Inc.	3,037	180,519
Krispy Kreme, Inc.	13,136	139,636
Kura Sushi U.S.A., Inc. Class A (a)	923	53,063
Life Time Group Holdings, Inc. (a)	9,149	190,025
Lindblad Expeditions Holdings (a)	5,487	47,243
Monarch Casino & Resort, Inc.	2,065	161,648
Mondee Holdings, Inc. Class A (a)(b)	5,830	17,432
Nathan's Famous, Inc.	410	30,771
Papa John's International, Inc.	5,112	226,104
PlayAGS, Inc. (a)	6,034	69,089
Portillo's, Inc. Class A (a)	8,270	85,677
Potbelly Corp. (a)	4,257	31,076
RCI Hospitality Holdings, Inc.	1,327	65,660
Red Rock Resorts, Inc.	7,577	431,889
Rush Street Interactive, Inc. (a)	11,785	117,968
Sabre Corp. (a)	58,294	199,948
Shake Shack, Inc. Class A (a)	5,889	515,994
Six Flags Entertainment Corp.	6,553	312,119
Super Group SGHC Ltd.	22,976	87,998
Sweetgreen, Inc. Class A (a)	15,301	420,471
Target Hospitality Corp. (a)	5,085	47,596
The Cheesecake Factory, Inc.	7,472	290,586
The ONE Group Hospitality, Inc. (a)	3,205	16,249
United Parks & Resorts, Inc. (a)	5,511	290,154
Vacasa, Inc. Class A (a)(b)	1,397	5,784
Xponential Fitness, Inc. (a)	3,694	63,426
		7,264,320
Household Durables - 2.4%
Beazer Homes U.S.A., Inc. (a)	4,542	152,929
Cavco Industries, Inc. (a)	1,300	539,006
Century Communities, Inc.	4,390	459,677
Cricut, Inc. (b)	7,002	43,482
Dream Finders Homes, Inc. (a)	4,310	135,981
Ethan Allen Interiors, Inc.	3,526	108,848
Flexsteel Industries, Inc.	688	26,110
GoPro, Inc. Class A (a)	18,402	27,971
Green Brick Partners, Inc. (a)	4,875	356,606
Hamilton Beach Brands Holding Co. Class A	1,272	24,842
Helen of Troy Ltd. (a)	3,674	217,170
Hooker Furnishings Corp.	1,674	25,562
Hovnanian Enterprises, Inc. Class A (a)	767	160,986
Installed Building Products, Inc.	3,709	1,002,728
iRobot Corp. (a)	4,412	52,017
KB Home	10,408	895,921
La-Z-Boy, Inc.	6,642	293,178
Landsea Homes Corp. Class A (a)	2,678	32,618
Legacy Housing Corp. (a)	1,702	48,473
LGI Homes, Inc. (a)	3,228	371,446
Lifetime Brands, Inc.	1,930	16,675
Lovesac (a)	2,185	59,782
M/I Homes, Inc. (a)	4,178	697,016
Meritage Homes Corp.	5,554	1,126,740
Purple Innovation, Inc. Class A (a)	8,512	11,747
Skyline Champion Corp. (a)	8,308	677,185
Sonos, Inc. (a)	19,047	257,135
Taylor Morrison Home Corp. (a)	16,041	1,076,030
Traeger, Inc. (a)	5,175	12,627
TRI Pointe Homes, Inc. (a)	14,444	653,591
United Homes Group, Inc. (a)	785	4,875
Vizio Holding Corp. (a)	13,771	151,206
Worthington Enterprises, Inc.	4,868	242,962
		9,963,122
Leisure Products - 0.4%
Acushnet Holdings Corp.	4,505	326,973
AMMO, Inc. (a)	13,429	24,441
Clarus Corp.	4,658	28,134
Escalade, Inc.	1,527	22,722
Funko, Inc. (a)	4,804	47,992
JAKKS Pacific, Inc. (a)	1,249	26,279
Johnson Outdoors, Inc. Class A	707	29,977
Latham Group, Inc. (a)	6,290	22,896
Malibu Boats, Inc. Class A (a)	3,116	118,533
Marine Products Corp.	1,388	14,699
MasterCraft Boat Holdings, Inc. (a)	2,602	56,932
Peloton Interactive, Inc. Class A (a)	52,406	186,565
Smith & Wesson Brands, Inc.	6,960	115,188
Solo Brands, Inc. Class A (a)	2,428	5,803
Sturm, Ruger & Co., Inc.	2,619	118,143
Topgolf Callaway Brands Corp. (a)	21,932	361,878
Vista Outdoor, Inc. (a)	9,024	366,645
		1,873,800
Specialty Retail - 2.4%
1-800-FLOWERS.com, Inc. Class A (a)	4,017	41,616
a.k.a. Brands Holding Corp. (a)	100	1,719
Abercrombie & Fitch Co. Class A (a)	7,782	1,147,689
Academy Sports & Outdoors, Inc.	11,170	603,962
America's Car Mart, Inc. (a)	928	64,264
American Eagle Outfitters, Inc.	28,219	622,229
Arhaus, Inc. Class A,	7,917	120,259
Arko Corp.	12,211	79,982
Asbury Automotive Group, Inc. (a)	3,131	842,928
BARK, Inc. (a)	20,389	31,603
Beyond, Inc. (a)	7,122	80,479
Boot Barn Holdings, Inc. (a)	4,580	611,338
Build-A-Bear Workshop, Inc.	1,985	53,833
Caleres, Inc.	5,330	205,525
Camping World Holdings, Inc.	6,455	147,690
Citi Trends, Inc. (a)	1,176	23,061
Designer Brands, Inc. Class A	6,471	52,803
Destination XL Group, Inc. (a)	8,031	29,956
EVgo, Inc. Class A (a)(b)	15,534	59,651
Foot Locker, Inc.	12,902	374,932
Genesco, Inc. (a)	1,683	51,887
Group 1 Automotive, Inc.	2,046	748,263
GrowGeneration Corp. (a)	8,928	20,624
Haverty Furniture Companies, Inc.	2,236	65,448
J. Jill, Inc.	754	28,991
Lands' End, Inc. (a)	2,181	38,582
Leslie's, Inc. (a)	27,933	82,402
MarineMax, Inc. (a)	3,352	116,884
Monro, Inc.	4,590	141,464
National Vision Holdings, Inc. (a)	12,050	174,243
OneWater Marine, Inc. Class A (a)	1,839	45,387
Petco Health & Wellness Co., Inc. Class A (a)	12,857	44,485
Revolve Group, Inc. (a)	5,968	115,481
RumbleON, Inc. Class B (a)(b)	2,461	10,139
Sally Beauty Holdings, Inc. (a)	16,164	185,078
Shoe Carnival, Inc.	2,799	118,874
Signet Jewelers Ltd.	6,606	555,763
Sleep Number Corp. (a)	3,382	39,908
Sonic Automotive, Inc. Class A (sub. vtg.)	2,231	132,834
Stitch Fix, Inc. (a)	13,899	65,464
The Aaron's Co., Inc.	4,762	47,620
The Buckle, Inc.	4,810	207,744
The ODP Corp. (a)	5,499	232,333
The RealReal, Inc. (a)	15,211	56,889
thredUP, Inc. (a)	12,053	25,311
Tile Shop Holdings, Inc. (a)	4,396	31,739
Tilly's, Inc. (a)	2,031	11,902
Torrid Holdings, Inc. (a)(b)	1,894	15,720
Upbound Group, Inc.	8,306	313,385
Urban Outfitters, Inc. (a)	9,915	456,586
Victoria's Secret & Co. (a)	12,136	215,414
Warby Parker, Inc. (a)	13,529	222,823
Winmark Corp.	447	176,851
Zumiez, Inc. (a)	2,534	64,414
		10,056,451
Textiles, Apparel & Luxury Goods - 0.6%
Figs, Inc. Class A (a)	19,907	129,396
G-III Apparel Group Ltd. (a)	6,264	172,698
Hanesbrands, Inc. (a)	54,429	323,308
Kontoor Brands, Inc.	8,603	603,500
Movado Group, Inc.	2,340	60,606
Oxford Industries, Inc.	2,301	242,364
Rocky Brands, Inc.	1,119	38,359
Steven Madden Ltd.	11,215	508,488
Superior Group of Companies, Inc.	2,050	40,836
Vera Bradley, Inc. (a)	3,930	27,038
Wolverine World Wide, Inc.	12,347	183,600
		2,330,193
TOTAL CONSUMER DISCRETIONARY		41,481,237
CONSUMER STAPLES - 2.7%
Beverages - 0.3%
Duckhorn Portfolio, Inc. (a)	8,075	58,625
MGP Ingredients, Inc.	2,202	179,573
National Beverage Corp.	3,637	177,449
Primo Water Corp.	24,485	536,956
The Vita Coco Co., Inc. (a)	6,119	158,115
		1,110,718
Consumer Staples Distribution & Retail - 0.8%
Andersons, Inc.	5,063	276,085
Chefs' Warehouse Holdings (a)	5,440	226,250
HF Foods Group, Inc. (a)	6,068	24,211
Ingles Markets, Inc. Class A	2,221	180,012
Natural Grocers by Vitamin Cottage, Inc.	1,456	39,720
PriceSmart, Inc.	3,885	354,817
SpartanNash Co.	5,201	109,845
Sprouts Farmers Market LLC (a)	15,573	1,555,587
United Natural Foods, Inc. (a)	8,986	139,283
Village Super Market, Inc. Class A	1,302	41,247
Weis Markets, Inc.	2,545	192,020
		3,139,077
Food Products - 0.9%
Alico, Inc.	1,072	31,570
B&G Foods, Inc.	11,940	102,923
Beyond Meat, Inc. (a)(b)	9,137	57,380
BRC, Inc. Class A (a)(b)	8,089	46,188
Cal-Maine Foods, Inc.	6,352	454,613
Calavo Growers, Inc.	2,578	61,331
Dole PLC	11,537	171,324
Forafric Global PLC (a)(b)	851	9,982
Fresh Del Monte Produce, Inc.	5,199	130,235
J&J Snack Foods Corp.	2,364	398,807
John B. Sanfilippo & Son, Inc.	1,392	145,979
Lancaster Colony Corp.	3,029	584,779
Lifeway Foods, Inc. (a)	728	8,976
Limoneira Co.	2,588	57,040
Mama's Creations, Inc. (a)	5,119	39,007
Mission Produce, Inc. (a)	6,679	75,072
Seneca Foods Corp. Class A (a)	747	45,074
SunOpta, Inc. (a)	14,065	74,545
The Hain Celestial Group, Inc. (a)	13,643	105,597
The Simply Good Foods Co. (a)	14,117	478,849
TreeHouse Foods, Inc. (a)	7,562	304,597
Utz Brands, Inc. Class A	10,144	150,537
Vital Farms, Inc. (a)	5,083	185,479
Westrock Coffee Holdings (a)(b)	5,215	51,629
Whole Earth Brands, Inc. (a)	4,796	23,357
WK Kellogg Co.	10,197	179,467
		3,974,337
Household Products - 0.3%
Central Garden & Pet Co. (a)	1,890	75,298
Central Garden & Pet Co. Class A (non-vtg.)	7,626	262,029
Energizer Holdings, Inc.	11,039	339,891
Oil-Dri Corp. of America	765	49,802
WD-40 Co.	2,108	551,474
		1,278,494
Personal Care Products - 0.3%
Edgewell Personal Care Co.	7,588	297,070
Herbalife Ltd. (a)	15,457	189,812
Inter Parfums, Inc.	2,820	396,718
MediFast, Inc.	1,643	36,031
Nature's Sunshine Products, Inc. (a)	1,939	33,176
Nu Skin Enterprises, Inc. Class A	7,523	84,408
Olaplex Holdings, Inc. (a)	20,938	43,551
The Beauty Health Co. Class A, (a)	11,330	20,961
The Honest Co., Inc. (a)	12,320	45,954
USANA Health Sciences, Inc. (a)	1,729	77,113
Veru, Inc. (a)	20,141	18,856
Waldencast PLC (a)(b)	3,616	11,354
		1,255,004
Tobacco - 0.1%
Ispire Technology, Inc. (a)(b)	2,957	22,591
Turning Point Brands, Inc.	2,629	99,166
Universal Corp.	3,751	200,378
Vector Group Ltd.	22,695	290,042
		612,177
TOTAL CONSUMER STAPLES		11,369,807
ENERGY - 6.0%
Energy Equipment & Services - 2.7%
Archrock, Inc.	23,929	496,048
Atlas Energy Solutions, Inc.	10,556	224,209
Borr Drilling Ltd. (b)	36,691	251,333
Bristow Group, Inc. (a)	3,746	142,161
Cactus, Inc.	10,141	640,100
Championx Corp.	29,491	1,010,362
Core Laboratories, Inc. (b)	7,268	177,993
Diamond Offshore Drilling, Inc. (a)	15,847	260,208
DMC Global, Inc. (a)	3,043	41,081
Dril-Quip, Inc. (a)	5,217	90,358
Drilling Tools International Corp. (a)	1,350	7,722
Expro Group Holdings NV (a)	14,706	341,473
Forum Energy Technologies, Inc. (a)	1,750	32,288
Geospace Technologies Corp. (a)	1,859	17,344
Helix Energy Solutions Group, Inc. (a)	22,304	263,187
Helmerich & Payne, Inc.	14,952	604,360
Kodiak Gas Services, Inc.	3,085	89,002
Liberty Energy, Inc. Class A	24,986	603,412
Mammoth Energy Services, Inc. (a)	3,290	13,226
Nabors Industries Ltd. (a)	1,392	143,139
Natural Gas Services Group, Inc. (a)	1,710	34,816
Newpark Resources, Inc. (a)	12,719	105,059
Noble Corp. PLC (b)	17,709	836,219
Oceaneering International, Inc. (a)	15,646	469,693
Oil States International, Inc. (a)	9,386	53,688
Patterson-UTI Energy, Inc.	61,714	678,237
ProFrac Holding Corp. Class A (a)	3,316	30,806
ProPetro Holding Corp. (a)	13,980	134,068
Ranger Energy Services, Inc. Class A	2,503	32,464
RPC, Inc.	13,033	97,357
SEACOR Marine Holdings, Inc. (a)	3,740	51,836
Seadrill Ltd. (a)	11,502	632,725
Select Water Solutions, Inc. Class A	14,089	166,532
Solaris Oilfield Infrastructure, Inc. Class A	3,923	51,587
TETRA Technologies, Inc. (a)	19,264	71,855
Tidewater, Inc. (a)	7,549	747,049
Transocean Ltd. (United States) (a)	112,471	651,207
U.S. Silica Holdings, Inc. (a)	11,712	181,419
Valaris Ltd. (a)	9,701	762,402
		11,238,025
Oil, Gas & Consumable Fuels - 3.3%
Aemetis, Inc. (a)(b)	5,375	17,254
Amplify Energy Corp. (a)	6,048	45,420
Ardmore Shipping Corp.	6,433	139,467
Berry Corp.	11,781	80,818
California Resources Corp.	10,670	548,865
Centrus Energy Corp. Class A (a)	2,180	95,244
Chord Energy Corp.:
warrants 9/1/24 (a)	224	7,336
warrants 9/1/25 (a)	111	2,994
Clean Energy Fuels Corp. (a)	26,037	74,205
CNX Resources Corp. (a)	23,103	611,536
Comstock Resources, Inc.	14,197	134,446
CONSOL Energy, Inc. (a)	4,530	452,139
Crescent Energy, Inc. Class A (b)	21,338	260,964
CVR Energy, Inc.	5,287	151,208
Delek U.S. Holdings, Inc.	9,819	233,496
DHT Holdings, Inc.	20,993	246,668
Diversified Energy Co. PLC (b)	7,306	120,184
Dorian LPG Ltd.	5,361	219,050
Empire Petroleum Corp. (a)	2,185	11,952
enCore Energy Corp. (a)	27,586	107,585
Energy Fuels, Inc. (a)(b)	24,939	141,903
Evolution Petroleum Corp.	4,742	26,650
Excelerate Energy, Inc.	2,705	54,452
FLEX LNG Ltd.	4,686	126,053
FutureFuel Corp.	3,999	22,354
Golar LNG Ltd.	15,310	534,319
Granite Ridge Resources, Inc.	8,092	55,430
Green Plains, Inc. (a)	9,755	172,956
Gulfport Energy Corp. (a)	2,006	295,303
Hallador Energy Co. (a)	3,917	31,179
HighPeak Energy, Inc. (b)	2,294	38,562
International Seaways, Inc.	6,259	350,504
Kinetik Holdings, Inc.	5,972	247,719
Kosmos Energy Ltd. (a)	72,254	399,565
Magnolia Oil & Gas Corp. Class A	26,778	729,433
Murphy Oil Corp.	22,373	925,795
NACCO Industries, Inc. Class A	629	18,939
Nextdecade Corp. (a)	17,701	143,555
Nordic American Tanker Shipping Ltd.	31,474	117,398
Northern Oil & Gas, Inc.	15,332	662,189
Par Pacific Holdings, Inc. (a)	8,851	234,994
PBF Energy, Inc. Class A	16,058	654,364
Peabody Energy Corp.	19,778	439,269
PrimeEnergy Corp. (a)	104	12,284
Rex American Resources Corp. (a)	2,400	121,944
Riley Exploration Permian, Inc.	1,766	51,726
Ring Energy, Inc. (a)	22,482	44,290
Sable Offshore Corp. (a)(b)	7,729	130,002
SandRidge Energy, Inc.	4,948	67,243
Scorpio Tankers, Inc.	7,254	556,237
SFL Corp. Ltd.	17,524	207,484
Sitio Royalties Corp.	12,906	314,261
SM Energy Co.	17,687	817,139
Talos Energy, Inc. (a)	22,799	269,940
Teekay Corp. (a)	8,747	75,836
Teekay Tankers Ltd.	3,725	243,764
Ur-Energy, Inc. (a)	42,230	52,365
Uranium Energy Corp. (a)	60,929	361,309
VAALCO Energy, Inc.	16,286	116,608
Verde Clean Fuels, Inc. (a)	463	2,019
Vital Energy, Inc. (a)	4,406	192,146
Vitesse Energy, Inc.	3,968	103,009
W&T Offshore, Inc.	14,723	35,482
World Kinect Corp.	9,111	254,470
		14,013,274
TOTAL ENERGY		25,251,299
FINANCIALS - 18.1%
Banks - 10.0%
1st Source Corp.	2,829	179,783
ACNB Corp.	1,300	53,924
Amalgamated Financial Corp.	2,777	88,336
Amerant Bancorp, Inc. Class A	4,537	102,037
Ameris Bancorp	10,180	619,860
Ames National Corp.	1,363	29,754
Arrow Financial Corp.	2,525	79,588
Associated Banc-Corp.	23,134	531,619
Atlantic Union Bankshares Corp.	13,848	571,784
Axos Financial, Inc. (a)	8,456	617,373
Banc of California, Inc.	21,534	301,045
BancFirst Corp.	3,083	331,207
Bancorp, Inc., Delaware (a)	7,741	401,293
Bank First National Corp.	1,509	139,884
Bank of Hawaii Corp.	6,059	415,587
Bank of Marin Bancorp	2,480	50,369
Bank7 Corp.	628	26,049
BankUnited, Inc.	11,526	443,982
Bankwell Financial Group, Inc.	984	27,700
Banner Corp.	5,311	314,517
Bar Harbor Bankshares	2,313	73,923
BayCom Corp.	1,632	39,315
BCB Bancorp, Inc.	2,314	29,342
Berkshire Hills Bancorp, Inc.	6,744	186,134
Blue Foundry Bancorp (a)	3,194	36,060
Bridgewater Bancshares, Inc. (a)	3,094	42,728
Brookline Bancorp, Inc., Delaware	13,694	143,650
Burke & Herbert Financial Services Corp.	1,999	135,332
Business First Bancshares, Inc.	3,749	95,300
Byline Bancorp, Inc.	4,822	135,257
Cadence Bank	28,177	926,178
California Bancorp, Inc. (a)	1,098	27,549
Camden National Corp.	2,231	92,988
Capital Bancorp, Inc.	1,386	35,329
Capital City Bank Group, Inc.	2,102	74,621
Capitol Federal Financial, Inc.	19,089	120,642
Carter Bankshares, Inc. (a)	3,443	56,086
Cathay General Bancorp	10,776	477,592
Central Pacific Financial Corp.	4,116	107,386
Chemung Financial Corp.	483	23,551
ChoiceOne Financial Services, Inc.	1,091	30,003
Citizens & Northern Corp.	2,310	46,778
Citizens Financial Services, Inc.	710	37,957
City Holding Co.	2,265	276,104
Civista Bancshares, Inc.	2,330	41,824
CNB Financial Corp., Pennsylvania	3,191	81,881
Coastal Financial Corp. of Washington (a)	1,744	91,909
Colony Bankcorp, Inc.	2,552	39,633
Columbia Financial, Inc. (a)	4,042	72,796
Community Bank System, Inc.	8,104	499,855
Community Trust Bancorp, Inc.	2,402	121,829
Community West Bank	2,614	54,214
ConnectOne Bancorp, Inc.	5,586	135,293
CrossFirst Bankshares, Inc. (a)	7,002	129,817
Customers Bancorp, Inc. (a)	4,587	295,770
CVB Financial Corp.	20,502	390,768
Dime Community Bancshares, Inc.	5,547	140,228
Eagle Bancorp, Inc.	4,603	99,057
Eastern Bankshares, Inc.	29,888	497,336
Enterprise Bancorp, Inc.	1,498	44,266
Enterprise Financial Services Corp.	5,737	303,315
Equity Bancshares, Inc.	2,233	90,437
Esquire Financial Holdings, Inc.	1,116	68,824
ESSA Bancorp, Inc.	1,253	24,045
Farmers & Merchants Bancorp, Inc.	1,966	54,124
Farmers National Banc Corp.	5,621	87,744
FB Financial Corp.	5,512	257,355
Fidelity D & D Bancorp, Inc.	741	38,458
Financial Institutions, Inc.	2,359	62,089
First Bancorp, North Carolina	6,216	259,829
First Bancorp, Puerto Rico	25,524	547,490
First Bancshares, Inc.	4,738	157,870
First Bank Hamilton New Jersey	3,225	49,794
First Busey Corp.	8,209	225,255
First Business Finance Services, Inc.	1,222	56,236
First Commonwealth Financial Corp.	15,695	283,766
First Community Bankshares, Inc.	2,654	118,846
First Financial Bancorp, Ohio	14,601	399,483
First Financial Bankshares, Inc. (b)	20,129	774,161
First Financial Corp., Indiana	1,751	78,725
First Financial Northwest, Inc.	1,058	22,758
First Foundation, Inc.	7,988	55,916
First Internet Bancorp	1,268	46,992
First Interstate Bancsystem, Inc.	12,180	384,523
First Merchants Corp.	9,057	365,450
First Mid-Illinois Bancshares, Inc.	3,563	136,784
First of Long Island Corp.	3,186	41,800
First Western Financial, Inc. (a)	1,231	22,330
Five Star Bancorp	2,513	73,882
Flushing Financial Corp.	4,243	62,499
FS Bancorp, Inc.	1,014	44,646
Fulton Financial Corp.	27,634	535,271
FVCBankcorp, Inc. (a)	2,486	31,522
German American Bancorp, Inc.	4,393	172,821
Glacier Bancorp, Inc.	17,620	787,790
Great Southern Bancorp, Inc.	1,308	81,894
Greene County Bancorp, Inc.	1,089	39,476
Guaranty Bancshares, Inc. Texas	1,221	42,161
Hancock Whitney Corp.	13,438	735,462
Hanmi Financial Corp.	4,644	94,738
HarborOne Bancorp, Inc.	6,013	80,274
HBT Financial, Inc.	1,974	45,402
Heartland Financial U.S.A., Inc.	6,571	358,251
Heritage Commerce Corp.	9,124	94,433
Heritage Financial Corp., Washington	5,259	121,851
Hilltop Holdings, Inc.	7,098	234,163
Hingham Institution for Savings (b)	236	58,691
Home Bancorp, Inc.	1,093	48,223
Home Bancshares, Inc.	29,060	823,270
HomeStreet, Inc.	2,801	40,334
HomeTrust Bancshares, Inc.	2,286	81,084
Hope Bancorp, Inc.	17,967	236,446
Horizon Bancorp, Inc. Indiana	6,712	107,191
Independent Bank Corp.	3,138	108,857
Independent Bank Corp.	6,569	421,401
Independent Bank Group, Inc.	5,611	331,386
International Bancshares Corp.	8,378	565,012
Investar Holding Corp.	1,351	24,994
John Marshall Bankcorp, Inc.	1,926	37,230
Kearny Financial Corp.	8,322	59,918
Lakeland Financial Corp.	3,873	265,417
LCNB Corp.	1,906	29,143
LINKBANCORP, Inc.	3,424	24,961
Live Oak Bancshares, Inc.	5,379	242,808
Mercantile Bank Corp.	2,420	117,031
Metrocity Bankshares, Inc.	2,921	92,333
Metropolitan Bank Holding Corp. (a)	1,626	85,739
Mid Penn Bancorp, Inc.	2,297	68,106
Middlefield Banc Corp.	1,122	30,249
Midland States Bancorp, Inc.	3,260	77,392
MidWestOne Financial Group, Inc.	2,230	65,361
MVB Financial Corp.	1,754	40,289
National Bank Holdings Corp. Class A	5,730	239,972
National Bankshares, Inc.	901	28,634
NB Bancorp, Inc.	6,018	115,064
NBT Bancorp, Inc.	7,139	349,954
New York Community Bancorp, Inc. (b)	39,205	412,437
Nicolet Bankshares, Inc.	2,067	207,858
Northeast Bank	1,019	74,041
Northeast Community Bancorp, Inc.	1,868	42,553
Northfield Bancorp, Inc.	6,004	75,110
Northrim Bancorp, Inc.	833	56,977
Northwest Bancshares, Inc.	19,749	277,276
Norwood Financial Corp.	1,155	34,049
Oak Valley Bancorp Oakdale California	1,052	29,950
OceanFirst Financial Corp.	8,980	163,167
OFG Bancorp	7,214	327,660
Old National Bancorp, Indiana	48,613	973,232
Old Second Bancorp, Inc.	6,658	112,653
Orange County Bancorp, Inc.	797	49,565
Origin Bancorp, Inc.	4,565	156,853
Orrstown Financial Services, Inc.	2,829	99,468
Pacific Premier Bancorp, Inc.	14,872	402,436
Park National Corp.	2,238	396,036
Parke Bancorp, Inc.	1,626	31,805
Pathward Financial, Inc.	3,942	266,243
PCB Bancorp	1,677	32,316
Peapack-Gladstone Financial Corp.	2,548	72,006
Peoples Bancorp of North Carolina	691	21,960
Peoples Bancorp, Inc.	5,363	178,427
Peoples Financial Services Corp.	1,414	70,233
Pioneer Bancorp, Inc. (a)	1,706	19,022
Plumas Bancorp	831	35,957
Ponce Financial Group, Inc. (a)	2,813	27,849
Preferred Bank, Los Angeles	1,931	166,182
Premier Financial Corp.	5,546	140,536
Primis Financial Corp.	3,107	41,012
Princeton Bancorp, Inc.	773	30,240
Provident Bancorp, Inc. (a)	2,348	25,570
Provident Financial Services, Inc.	19,472	361,011
QCR Holdings, Inc.	2,521	192,705
RBB Bancorp	2,661	61,389
Red River Bancshares, Inc.	736	41,010
Renasant Corp.	8,556	294,241
Republic Bancorp, Inc., Kentucky Class A	1,288	84,519
S&T Bancorp, Inc.	5,912	262,375
Sandy Spring Bancorp, Inc.	6,847	209,724
Seacoast Banking Corp., Florida	13,112	365,038
ServisFirst Bancshares, Inc.	7,856	630,365
Shore Bancshares, Inc.	4,807	69,798
Sierra Bancorp	2,042	59,402
Simmons First National Corp. Class A	19,188	413,118
SmartFinancial, Inc.	2,422	68,639
South Plains Financial, Inc.	1,842	59,754
Southern California Bancorp (a)	1,837	29,006
Southern First Bancshares, Inc. (a)	1,157	40,032
Southern Missouri Bancorp, Inc.	1,467	83,912
Southern States Bancshares, Inc.	1,286	42,078
Southside Bancshares, Inc.	4,449	155,671
Southstate Corp.	11,757	1,163,590
Stellar Bancorp, Inc.	7,570	207,418
Sterling Bancorp, Inc. (a)	2,818	16,401
Stock Yards Bancorp, Inc.	3,999	248,818
Texas Capital Bancshares, Inc. (a)	7,137	471,756
The Bank of NT Butterfield & Son Ltd.	7,245	277,773
The First Bancorp, Inc.	1,660	46,729
Third Coast Bancshares, Inc. (a)	1,756	41,038
Timberland Bancorp, Inc./Washington	1,155	35,285
Tompkins Financial Corp.	1,964	123,614
TowneBank	10,884	361,784
Trico Bancshares	4,977	231,580
Triumph Bancorp, Inc. (a)	3,418	310,115
Trustco Bank Corp., New York	2,831	100,812
Trustmark Corp.	9,429	327,469
UMB Financial Corp.	6,930	706,999
United Bankshares, Inc., West Virginia	20,423	795,067
United Community Bank, Inc.	18,529	573,473
Unity Bancorp, Inc.	1,103	38,186
Univest Corp. of Pennsylvania	4,536	125,420
USCB Financial Holdings, Inc.	1,587	26,439
Valley National Bancorp	66,790	561,036
Veritex Holdings, Inc.	8,113	203,393
Virginia National Bankshares C	733	28,646
WaFd, Inc.	10,307	366,826
Washington Trust Bancorp, Inc.	2,620	83,866
WesBanco, Inc.	8,877	282,999
West Bancorp., Inc.	2,467	51,166
Westamerica Bancorp.	3,954	213,358
WSFS Financial Corp.	9,284	524,453
		41,899,372
Capital Markets - 1.7%
Alti Global, Inc. Class A (a)	5,151	25,240
Artisan Partners Asset Management, Inc. Class A,	9,766	431,267
Assetmark Financial Holdings, Inc. (a)	3,563	122,924
B. Riley Financial, Inc. (b)	3,141	60,307
BGC Group, Inc. Class A	57,143	526,287
BrightSphere Investment Group, Inc.	4,133	108,243
Cohen & Steers, Inc.	4,260	365,593
Diamond Hill Investment Group, Inc.	413	65,758
Donnelley Financial Solutions, Inc. (a)	4,041	272,687
Forge Global Holdings, Inc. Class A (a)	17,238	24,995
GCM Grosvenor, Inc. Class A	6,424	71,499
Hamilton Lane, Inc. Class A	5,942	857,847
MarketWise, Inc. Class A	5,623	6,410
Moelis & Co. Class A	10,932	743,376
Open Lending Corp. (a)	15,844	99,817
P10, Inc. Class A	6,450	64,307
Patria Investments Ltd.	8,549	111,222
Perella Weinberg Partners Class A	8,219	155,339
Piper Sandler Cos.	2,691	735,396
PJT Partners, Inc. Class A	3,648	484,965
Silvercrest Asset Management Group Class A	1,473	26,116
StepStone Group, Inc. Class A	8,300	417,158
StoneX Group, Inc. (a)	4,194	349,528
Value Line, Inc.	115	5,434
Victory Capital Holdings, Inc.	6,358	333,096
Virtus Investment Partners, Inc.	1,044	235,944
WisdomTree Investments, Inc.	21,636	258,334
		6,959,089
Consumer Finance - 0.9%
Atlanticus Holdings Corp. (a)	833	29,796
Bread Financial Holdings, Inc.	7,698	420,157
Consumer Portfolio Services, Inc. (a)	1,337	12,648
Encore Capital Group, Inc. (a)	3,620	182,991
Enova International, Inc. (a)	4,058	350,895
FirstCash Holdings, Inc.	6,052	675,403
Green Dot Corp. Class A (a)	8,130	77,723
LendingClub Corp. (a)	16,889	211,281
LendingTree, Inc. (a)	1,541	82,012
Medallion Financial Corp.	2,933	24,315
MoneyLion, Inc. Class A (a)	1,312	90,423
Navient Corp.	12,269	201,334
Nelnet, Inc. Class A	2,222	250,442
NerdWallet, Inc. (a)	6,030	88,219
OppFi, Inc. Class A	2,815	10,866
PRA Group, Inc. (a)	5,953	158,647
PROG Holdings, Inc.	6,570	296,044
Regional Management Corp.	1,234	40,352
Upstart Holdings, Inc. (a)(b)	11,928	333,149
World Acceptance Corp. (a)	551	67,288
		3,603,985
Financial Services - 2.7%
Acacia Research Corp. (a)	5,853	31,314
Alerus Financial Corp.	2,748	61,693
AvidXchange Holdings, Inc. (a)	26,965	241,067
Banco Latinoamericano de Comer Series E	4,269	138,017
Burford Capital Ltd.	31,011	437,565
Cannae Holdings, Inc.	8,596	172,866
Cantaloupe, Inc. (a)	9,038	70,406
Cass Information Systems, Inc.	2,102	90,260
Compass Diversified Holdings	10,409	250,441
Enact Holdings, Inc.	4,498	153,067
Essent Group Ltd.	16,128	1,013,484
EVERTEC, Inc.	9,956	343,183
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	1,407	290,152
Flywire Corp. (a)	18,705	342,489
HA Sustainable Infrastructure Capital, Inc.	17,400	570,198
i3 Verticals, Inc. Class A (a)	3,486	85,442
International Money Express, Inc. (a)	4,882	108,429
Jackson Financial, Inc.	11,832	1,041,926
Marqeta, Inc. Class A (a)	72,184	389,072
Merchants Bancorp	2,650	119,250
Mr. Cooper Group, Inc. (a)	9,841	884,509
NCR Atleos Corp.	11,145	358,312
Newtekone, Inc.	3,670	51,343
NMI Holdings, Inc. Class A (a)	12,273	482,943
Onity Group, Inc. (a)	940	27,476
PagSeguro Digital Ltd. (a)	29,232	373,585
Payoneer Global, Inc. (a)	43,996	243,298
Paysafe Ltd. (a)	5,039	105,769
Paysign, Inc. (a)	5,138	27,386
PennyMac Financial Services, Inc.	4,119	404,156
Priority Technology Holdings, Inc. (a)	2,809	16,657
Radian Group, Inc.	23,416	868,734
Remitly Global, Inc. (a)	22,419	296,155
Repay Holdings Corp. (a)	13,966	134,353
Sezzle, Inc. (b)	376	32,885
StoneCo Ltd. Class A (a)	44,277	580,914
SWK Holdings Corp. (a)	432	7,608
Velocity Financial, Inc. (a)	1,351	25,574
Walker & Dunlop, Inc.	4,981	532,469
Waterstone Financial, Inc.	2,499	37,285
		11,441,732
Insurance - 1.8%
AMBAC Financial Group, Inc. (a)	6,540	86,263
American Coastal Insurance Cor (a)	3,729	45,531
Amerisafe, Inc.	2,903	137,834
CNO Financial Group, Inc.	16,589	578,293
Crawford & Co. Class A	2,291	22,429
Donegal Group, Inc. Class A	2,270	33,437
Employers Holdings, Inc.	3,906	187,527
Enstar Group Ltd. (a)	1,952	633,229
F&G Annuities & Life, Inc.	2,866	123,611
Fidelis Insurance Holdings Ltd.	7,428	132,144
Genworth Financial, Inc. Class A (a)	66,924	453,075
GoHealth, Inc. (a)	632	8,292
Goosehead Insurance (a)	3,630	327,753
Greenlight Capital Re, Ltd. (a)	4,232	58,402
Hamilton Insurance Group Ltd.	2,503	43,627
HCI Group, Inc.	1,250	117,825
Heritage Insurance Holdings, Inc. (a)	3,411	27,254
Hippo Holdings, Inc. (a)	3,077	54,586
Horace Mann Educators Corp.	6,362	219,934
Investors Title Co.	222	47,250
James River Group Holdings Ltd.	4,789	41,377
Kingsway Financial Services, Inc. (a)	1,939	16,443
Lemonade, Inc. (a)(b)	8,038	144,925
Maiden Holdings Ltd. (a)	13,309	28,082
MBIA, Inc.	6,882	30,281
Mercury General Corp.	4,164	249,299
NI Holdings, Inc. (a)	1,095	17,980
Oscar Health, Inc. Class A (a)	30,119	532,504
Palomar Holdings, Inc. (a)	3,803	349,914
ProAssurance Corp. (a)	8,246	108,023
Root, Inc. (a)	1,328	79,985
Safety Insurance Group, Inc.	2,284	195,396
Selective Insurance Group, Inc.	9,389	848,014
Selectquote, Inc. (a)	20,678	84,573
Siriuspoint Ltd. (a)	15,306	219,947
Skyward Specialty Insurance Group, Inc. (a)	5,771	228,358
Stewart Information Services Corp.	4,195	296,587
The Baldwin Insurance Group, Inc. Class A, (a)	10,205	446,367
Tiptree, Inc.	3,885	76,729
Trupanion, Inc. (a)(b)	5,127	190,007
United Fire Group, Inc.	3,212	71,981
Universal Insurance Holdings, Inc.	3,684	72,980
		7,668,048
Mortgage Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.	4,464	34,462
Angel Oak Mortgage (REIT), Inc.	1,898	23,915
Apollo Commercial Real Estate Finance, Inc.	22,528	245,555
Arbor Realty Trust, Inc. (b)	28,565	385,628
Ares Commercial Real Estate Corp.	8,516	65,829
Armour Residential REIT, Inc. (b)	7,803	157,621
Blackstone Mortgage Trust, Inc. (b)	26,963	481,290
BrightSpire Capital, Inc.	20,895	119,728
Chimera Investment Corp.	12,514	182,830
Claros Mortgage Trust, Inc.	13,521	128,585
Dynex Capital, Inc.	10,002	121,724
Ellington Financial LLC (b)	12,951	164,348
Franklin BSP Realty Trust, Inc.	13,203	182,730
Granite Point Mortgage Trust, Inc.	7,838	23,357
Invesco Mortgage Capital, Inc.	7,814	70,951
KKR Real Estate Finance Trust, Inc.	9,270	106,420
Ladder Capital Corp. Class A	17,943	215,316
MFA Financial, Inc.	16,341	182,856
New York Mortgage Trust, Inc.	14,113	91,452
Nexpoint Real Estate Finance, Inc.	1,256	18,124
Orchid Island Capital, Inc. (b)	8,559	68,814
PennyMac Mortgage Investment Trust	13,564	186,776
Ready Capital Corp.	25,488	236,529
Redwood Trust, Inc.	20,397	148,286
Seven Hills Realty Trust	2,141	28,668
Sunrise Realty Trust, Inc.	869	10,428
TPG RE Finance Trust, Inc.	8,938	78,118
Two Harbors Investment Corp.	16,369	220,490
		3,980,830
TOTAL FINANCIALS		75,553,056
HEALTH CARE - 17.2%
Biotechnology - 8.9%
2seventy bio, Inc. (a)	7,561	35,688
4D Molecular Therapeutics, Inc. (a)	7,671	136,007
89Bio, Inc. (a)	12,537	114,839
Absci Corp. (a)	12,488	54,947
ACADIA Pharmaceuticals, Inc. (a)	18,518	352,212
Acelyrin, Inc. (a)	11,233	67,398
Achieve Life Sciences, Inc. (a)	5,051	25,154
Acrivon Therapeutics, Inc. (a)	1,802	15,101
Actinium Pharmaceuticals, Inc. (a)	4,705	32,559
Acumen Pharmaceuticals, Inc. (a)	6,102	20,137
ADC Therapeutics SA (a)	10,970	36,420
ADMA Biologics, Inc. (a)	34,918	428,793
Adverum Biotechnologies, Inc. (a)	3,280	24,338
Aerovate Therapeutics, Inc. (a)	2,258	4,110
Agenus, Inc. (a)(b)	3,136	18,941
Agios Pharmaceuticals, Inc. (a)	8,746	405,814
Akebia Therapeutics, Inc. (a)	32,158	44,378
Akero Therapeutics, Inc. (a)	10,481	280,157
Aldeyra Therapeutics, Inc. (a)	7,721	30,421
Alector, Inc. (a)	12,441	74,646
Alkermes PLC (a)	26,007	710,511
Allogene Therapeutics, Inc. (a)	16,246	47,763
Altimmune, Inc. (a)(b)	10,884	69,222
ALX Oncology Holdings, Inc. (a)(b)	5,210	25,008
Amicus Therapeutics, Inc. (a)	45,282	466,857
AnaptysBio, Inc. (a)	3,017	105,112
Anavex Life Sciences Corp. (a)(b)	11,279	76,641
Anika Therapeutics, Inc. (a)	2,277	62,048
Annexon, Inc. (a)	12,940	82,945
Apogee Therapeutics, Inc.	5,600	272,720
Applied Therapeutics, Inc. (a)	14,752	87,627
Arbutus Biopharma Corp. (a)	21,401	80,682
Arcellx, Inc. (a)	6,671	412,335
Arcturus Therapeutics Holdings, Inc. (a)	3,542	83,095
Arcus Biosciences, Inc. (a)	8,418	138,139
Arcutis Biotherapeutics, Inc. (a)	16,461	165,762
Ardelyx, Inc. (a)	35,991	199,750
ArriVent Biopharma, Inc. (b)	1,537	33,660
Arrowhead Pharmaceuticals, Inc. (a)	18,456	527,103
Ars Pharmaceuticals, Inc. (a)	7,635	82,992
Astria Therapeutics, Inc. (a)	6,942	81,083
Atossa Therapeutics, Inc. (a)	19,622	26,490
Aura Biosciences, Inc. (a)	7,166	73,165
Aurinia Pharmaceuticals, Inc. (a)	22,230	130,712
Avid Bioservices, Inc. (a)	9,587	100,088
Avidity Biosciences, Inc. (a)	15,636	712,689
Avita Medical, Inc. (a)	3,977	38,975
Beam Therapeutics, Inc. (a)	11,841	374,649
BioCryst Pharmaceuticals, Inc. (a)	31,913	232,327
Biohaven Ltd. (a)	11,619	456,975
Biomea Fusion, Inc. (a)(b)	4,087	22,765
Black Diamond Therapeutics, Inc. (a)	5,881	35,815
bluebird bio, Inc. (a)(b)	28,490	33,048
Blueprint Medicines Corp. (a)	9,719	1,052,568
Boundless Bio, Inc.	942	3,627
BridgeBio Pharma, Inc. (a)	21,717	563,556
C4 Therapeutics, Inc. (a)	9,146	61,278
Cabaletta Bio, Inc. (a)	6,650	47,215
Candel Therapeutics, Inc. (a)	2,968	17,600
Capricor Therapeutics, Inc. (a)(b)	4,040	16,402
Cardiff Oncology, Inc. (a)	6,122	14,325
CareDx, Inc. (a)	7,730	154,523
Cargo Therapeutics, Inc. (b)	3,029	51,584
Caribou Biosciences, Inc. (a)	12,369	28,696
Cartesian Therapeutics, Inc. (a)(b)	1,076	17,539
Cartesian Therapeutics, Inc. rights (a)(c)	15,874	2,222
Catalyst Pharmaceutical Partners, Inc. (a)	18,006	310,423
Celcuity, Inc. (a)	3,586	65,731
Celldex Therapeutics, Inc. (a)	9,989	380,681
Century Therapeutics, Inc. (a)	7,174	15,998
Cervomed, Inc. (a)(b)	852	11,076
CG Oncology, Inc. (b)	3,597	119,960
Chinook Therapeutics, Inc. rights (a)(c)	702	0
Cibus, Inc. (a)	2,212	21,877
Cogent Biosciences, Inc. (a)	14,189	133,802
Coherus BioSciences, Inc. (a)	16,274	25,062
Compass Therapeutics, Inc. (a)	15,623	16,092
Corbus Pharmaceuticals Holdings, Inc. (a)	1,558	92,654
Crinetics Pharmaceuticals, Inc. (a)	12,045	639,830
Cullinan Oncology, Inc. (a)	5,992	115,945
Cytokinetics, Inc. (a)	17,258	1,018,395
Day One Biopharmaceuticals, Inc. (a)	8,037	115,009
Denali Therapeutics, Inc. (a)	19,229	468,611
Design Therapeutics, Inc. (a)	4,886	24,919
Dianthus Therapeutics, Inc. (a)	3,712	110,543
Disc Medicine, Inc. (a)	2,546	109,885
Dynavax Technologies Corp. (a)	20,256	226,665
Dyne Therapeutics, Inc. (a)	12,485	535,731
Editas Medicine, Inc. (a)	12,711	68,767
Elevation Oncology, Inc. (a)(b)	7,785	20,475
Eliem Therapeutics, Inc. (a)	1,097	9,094
Enanta Pharmaceuticals, Inc. (a)	3,078	45,431
Entrada Therapeutics, Inc. (a)	3,817	62,866
Erasca, Inc. (a)	17,570	55,346
Fate Therapeutics, Inc. (a)	15,510	82,668
Fennec Pharmaceuticals, Inc. (a)(b)	3,717	24,049
FibroBiologics, Inc.	3,774	19,663
Foghorn Therapeutics, Inc. (a)	3,945	27,694
G1 Therapeutics, Inc. (a)	7,908	33,925
Galectin Therapeutics, Inc. (a)	2,866	7,165
Generation Bio Co. (a)	7,702	25,725
Geron Corp. (a)	89,105	422,358
Greenwich Lifesciences, Inc. (a)(b)	951	15,330
Gyre Therapeutics, Inc. (a)	1,087	15,729
Halozyme Therapeutics, Inc. (a)	19,246	1,063,534
Heron Therapeutics, Inc. (a)(b)	18,084	53,709
HilleVax, Inc. (a)	5,121	9,371
Humacyte, Inc. Class A (a)(b)	13,530	127,994
Ideaya Biosciences, Inc. (a)	12,689	546,261
IGM Biosciences, Inc. (a)(b)	2,268	25,311
ImmunityBio, Inc. (a)(b)	21,932	112,950
Immunome, Inc. (a)(b)	7,988	123,095
Immunovant, Inc. (a)	8,980	261,049
Inhibrx Biosciences, Inc.	1,546	22,432
Inmune Bio, Inc. (a)(b)	1,934	16,613
Inovio Pharmaceuticals, Inc. (a)	3,984	42,469
Inozyme Pharma, Inc. (a)	8,036	46,609
Insmed, Inc. (a)	24,005	1,746,337
Intellia Therapeutics, Inc. (a)	14,907	390,712
Invivyd, Inc. (a)	12,355	15,444
Iovance Biotherapeutics, Inc. (a)	39,169	341,945
Ironwood Pharmaceuticals, Inc. Class A (a)	21,748	148,539
iTeos Therapeutics, Inc. (a)	4,018	70,677
Janux Therapeutics, Inc. (a)(b)	4,343	176,326
Jasper Therapeutics, Inc. (a)	1,781	32,931
Kalvista Pharmaceuticals, Inc. (a)	5,819	84,608
Keros Therapeutics, Inc. (a)	4,540	227,726
Kiniksa Pharmaceuticals Intern (a)	5,808	154,493
Kodiak Sciences, Inc. (a)	5,085	14,797
Korro Bio, Inc. (a)(b)	950	44,232
Krystal Biotech, Inc. (a)	3,837	799,861
Kura Oncology, Inc. (a)	11,204	233,155
Kymera Therapeutics, Inc. (a)	6,891	318,364
Kyverna Therapeutics, Inc. (b)	2,660	23,036
Larimar Therapeutics, Inc. (a)	6,532	54,803
Lenz Therapeutics, Inc.	1,963	48,741
Lexeo Therapeutics, Inc.	1,506	18,900
Lexicon Pharmaceuticals, Inc. (a)	17,897	40,268
Lineage Cell Therapeutics, Inc. (a)	22,842	23,527
Lyell Immunopharma, Inc. (a)	25,306	40,743
Macrogenics, Inc. (a)	9,551	35,912
Madrigal Pharmaceuticals, Inc. (a)(b)	2,712	771,998
MannKind Corp. (a)	40,767	234,818
MeiraGTx Holdings PLC (a)	6,115	31,981
Mersana Therapeutics, Inc. (a)	18,064	36,128
Metagenomi, Inc.	916	3,554
MiMedx Group, Inc. (a)	18,356	136,752
Mineralys Therapeutics, Inc. (a)	4,402	54,541
Mirum Pharmaceuticals, Inc. (a)	6,056	245,571
Monte Rosa Therapeutics, Inc. (a)	4,659	21,059
Morphic Holding, Inc. (a)	6,157	348,856
Myriad Genetics, Inc. (a)	13,835	386,965
Neurogene, Inc. (a)	1,587	65,289
Nkarta, Inc. (a)	8,244	53,009
Novavax, Inc. (a)(b)	21,844	279,822
Nurix Therapeutics, Inc. (a)	9,415	206,000
Nuvalent, Inc. Class A (a)	4,944	395,223
Ocugen, Inc. (a)(b)	39,423	55,389
Olema Pharmaceuticals, Inc. (a)	6,168	99,675
Omniab, Inc. (a)(c)	613	1,753
Omniab, Inc. (a)(c)	613	1,606
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Organogenesis Holdings, Inc. Class A (a)	11,241	33,948
ORIC Pharmaceuticals, Inc. (a)	9,420	105,504
Outlook Therapeutics, Inc. (a)(b)	1,174	9,099
Ovid Therapeutics, Inc. (a)	8,537	8,878
PepGen, Inc. (a)	2,427	27,741
Perspective Therapeutics, Inc. (a)	7,212	98,083
Poseida Therapeutics, Inc. (a)	10,664	37,644
Praxis Precision Medicines, Inc. (a)	2,674	154,317
Precigen, Inc. (a)	19,632	29,841
Prelude Therapeutics, Inc. (a)	2,073	13,205
Prime Medicine, Inc. (a)(b)	8,812	49,435
ProKidney Corp. Class A (a)(b)	9,732	22,773
Protagonist Therapeutics, Inc. (a)	9,082	340,030
Prothena Corp. PLC (a)	6,581	153,206
PTC Therapeutics, Inc. (a)	11,758	398,008
Puma Biotechnology, Inc. (a)	6,125	21,958
Pyxis Oncology, Inc. (a)	7,278	28,530
Q32 Bio, Inc. (a)	894	34,044
RAPT Therapeutics, Inc. (a)	4,443	13,951
Recursion Pharmaceuticals, Inc. Class A (a)	32,018	262,548
REGENXBIO, Inc. (a)	7,094	101,090
Regulus Therapeutics, Inc. (a)	9,830	17,694
Relay Therapeutics, Inc. (a)	15,402	126,604
Renovaro, Inc. (a)	7,240	5,285
Replimune Group, Inc. (a)	7,740	77,400
Revolution Medicines, Inc. (a)	23,546	1,074,639
Rhythm Pharmaceuticals, Inc. (a)	8,481	408,869
Rigel Pharmaceuticals, Inc. (a)	2,744	29,032
Rocket Pharmaceuticals, Inc. (a)	10,159	245,848
Sage Therapeutics, Inc. (a)	8,322	91,126
Sana Biotechnology, Inc. (a)	20,487	124,766
Savara, Inc. (a)	15,077	69,354
Scholar Rock Holding Corp. (a)	10,641	96,620
Sera Prognostics, Inc. (a)(b)	4,408	36,542
Shattuck Labs, Inc. (a)	5,865	23,343
Skye Bioscience, Inc. (a)(b)	2,652	13,711
Soleno Therapeutics, Inc. (a)	3,412	164,561
Solid Biosciences, Inc. (a)	3,370	30,060
SpringWorks Therapeutics, Inc. (a)	10,647	382,334
Spyre Therapeutics, Inc. (a)	5,361	147,428
Stoke Therapeutics, Inc. (a)	5,500	82,335
Summit Therapeutics, Inc. (a)(b)	13,541	146,243
Sutro Biopharma, Inc. (a)	12,720	50,498
Syndax Pharmaceuticals, Inc. (a)	12,678	287,791
Tango Therapeutics, Inc. (a)	7,383	72,723
Taysha Gene Therapies, Inc. (a)	24,756	54,711
Tenaya Therapeutics, Inc. (a)	8,575	30,013
Tevogen Bio Holdings, Inc. Class A (a)	2,989	1,913
TG Therapeutics, Inc. (a)	21,593	426,678
Tourmaline Bio, Inc.	3,592	60,633
Travere Therapeutics, Inc. (a)	11,337	108,155
TScan Therapeutics, Inc. (a)	6,046	43,168
Twist Bioscience Corp. (a)	8,910	497,267
Tyra Biosciences, Inc. (a)	3,139	69,560
UroGen Pharma Ltd. (a)	5,355	88,090
Vanda Pharmaceuticals, Inc. (a)	8,723	50,942
Vaxcyte, Inc. (a)	16,868	1,330,717
Vera Therapeutics, Inc. (a)	6,035	220,821
Veracyte, Inc. (a)	11,894	285,456
Verastem, Inc. (a)	3,927	10,210
Vericel Corp. (a)	7,504	379,102
Verve Therapeutics, Inc. (a)(b)	10,989	76,923
Vir Biotechnology, Inc. (a)	13,840	140,614
Viridian Therapeutics, Inc. (a)	9,666	162,872
Voyager Therapeutics, Inc. (a)	7,108	65,323
Werewolf Therapeutics, Inc. (a)	4,736	10,656
X4 Pharmaceuticals, Inc. (a)	25,838	20,673
Xbiotech, Inc. (a)	2,852	22,017
Xencor, Inc. (a)	9,182	187,496
XOMA Corp. (a)(b)	1,262	33,771
Y-mAbs Therapeutics, Inc. (a)	5,693	69,910
Zentalis Pharmaceuticals, Inc. (a)	8,929	34,734
Zura Bio Ltd. Class A (a)	3,145	12,423
Zymeworks, Inc. (a)	8,606	90,019
		37,078,091
Health Care Equipment & Supplies - 3.2%
Accuray, Inc. (a)	14,401	26,498
Alphatec Holdings, Inc. (a)	15,879	160,378
Angiodynamics, Inc. (a)	5,815	45,590
Artivion, Inc. (a)	6,168	167,461
Atricure, Inc. (a)	7,343	158,389
Atrion Corp.	213	97,618
Avanos Medical, Inc. (a)	7,023	167,990
AxoGen, Inc. (a)	6,579	57,764
Axonics, Inc. (a)	7,873	539,143
Bioventus, Inc. (a)(b)	5,898	41,345
Cerus Corp. (a)	27,773	62,767
CONMED Corp.	4,760	328,630
CVRx, Inc. (a)	1,984	16,963
Embecta Corp.	8,935	140,011
Fractyl Health, Inc. (b)	1,078	3,439
Glaukos Corp. (a)	7,562	886,040
Haemonetics Corp. (a)	7,753	698,158
ICU Medical, Inc. (a)	3,312	420,558
Inari Medical, Inc. (a)	8,180	380,861
InMode Ltd. (a)	12,307	223,003
Inogen, Inc. (a)	3,657	33,827
Integer Holdings Corp. (a)	5,149	611,495
Integra LifeSciences Holdings Corp. (a)	10,568	262,192
IRadimed Corp.	1,249	58,341
iRhythm Technologies, Inc. (a)	4,832	416,760
Lantheus Holdings, Inc. (a)	10,510	1,101,763
LeMaitre Vascular, Inc.	3,148	273,530
LivaNova PLC (a)	8,435	416,689
Merit Medical Systems, Inc. (a)	8,838	753,793
Neogen Corp. (a)	33,716	574,183
NeuroPace, Inc. (a)	2,104	16,264
Nevro Corp. (a)	5,588	55,489
Novocure Ltd. (a)	16,469	374,999
Omnicell, Inc. (a)	7,046	205,814
OraSure Technologies, Inc. (a)	11,467	51,372
Orchestra BioMed Holdings, Inc. (a)	3,570	26,347
Orthofix Medical, Inc. (a)	5,158	82,941
OrthoPediatrics Corp. (a)	2,518	77,504
Paragon 28, Inc. (a)	7,303	56,890
PROCEPT BioRobotics Corp. (a)	6,566	415,759
Pulmonx Corp. (a)	5,884	40,658
Pulse Biosciences, Inc. (a)(b)	2,976	44,521
Pulse Biosciences, Inc.:
warrants 6/26/29 (a)(b)	258	1,080
warrants 6/26/30 (a)(b)	258	1,080
RxSight, Inc. (a)	5,286	241,940
Sanara Medtech, Inc. (a)	620	19,772
Semler Scientific, Inc. (a)	758	25,128
SI-BONE, Inc. (a)	6,325	96,140
Sight Sciences, Inc. (a)	5,408	42,074
Silk Road Medical, Inc. (a)	6,106	164,923
Staar Surgical Co. (a)	7,656	315,810
Stereotaxis, Inc. (a)	8,345	16,690
SurModics, Inc. (a)	2,118	87,685
Tactile Systems Technology, Inc. (a)	3,678	46,968
Tandem Diabetes Care, Inc. (a)	10,012	370,244
TransMedics Group, Inc. (a)	4,965	706,321
Treace Medical Concepts, Inc. (a)	7,560	54,659
UFP Technologies, Inc. (a)	1,125	361,789
Utah Medical Products, Inc.	508	35,357
Varex Imaging Corp. (a)	5,854	86,581
Zimvie, Inc. (a)	4,138	87,477
Zynex, Inc. (a)(b)	2,328	20,952
		13,356,407
Health Care Providers & Services - 2.9%
Accolade, Inc. (a)	11,375	46,638
AdaptHealth Corp. (a)	15,815	179,658
Addus HomeCare Corp. (a)	2,444	296,604
agilon health, Inc. (a)	47,710	328,722
AirSculpt Technologies, Inc. (a)	1,977	9,826
Alignment Healthcare, Inc. (a)	15,567	136,056
AMN Healthcare Services, Inc. (a)	5,853	395,780
Astrana Health, Inc. (a)	6,678	350,328
Aveanna Healthcare Holdings, Inc. (a)	8,034	33,823
BrightSpring Health Services, Inc.	8,230	101,970
Brookdale Senior Living, Inc. (a)	29,597	228,785
Castle Biosciences, Inc. (a)	3,997	96,448
Community Health Systems, Inc. (a)	19,435	102,228
Corvel Corp. (a)	1,375	421,850
Cross Country Healthcare, Inc. (a)	5,070	92,477
DocGo, Inc. Class A (a)	15,782	57,289
Enhabit Home Health & Hospice (a)	7,593	77,752
Fulgent Genetics, Inc. (a)	3,077	73,633
GeneDx Holdings Corp. Class A (a)	1,883	61,612
Guardant Health, Inc. (a)	18,246	640,982
HealthEquity, Inc. (a)	13,088	1,027,146
Hims & Hers Health, Inc. (a)	29,378	623,989
InfuSystems Holdings, Inc. (a)	2,933	20,238
Innovage Holding Corp. (a)(b)	2,919	18,331
LifeStance Health Group, Inc. (a)	18,532	102,111
Modivcare, Inc. (a)	1,724	39,342
Nano-X Imaging Ltd. (a)(b)	8,376	72,201
National Healthcare Corp.	1,944	264,695
National Research Corp. Class A	2,336	59,545
NeoGenomics, Inc. (a)	19,719	349,618
Opko Health, Inc. (a)(b)	49,490	70,276
Option Care Health, Inc. (a)	26,945	799,997
Owens & Minor, Inc. (a)	11,706	192,213
PACS Group, Inc.	3,873	138,653
Patterson Companies, Inc.	12,442	314,161
Pediatrix Medical Group, Inc. (a)	12,827	106,977
Pennant Group, Inc. (a)	4,522	134,801
Performant Financial Corp. (a)	10,851	40,257
PetIQ, Inc. Class A (a)	4,204	91,984
Privia Health Group, Inc. (a)	15,817	328,045
Progyny, Inc. (a)	13,076	368,743
Quipt Home Medical Corp. (a)	6,198	23,924
RadNet, Inc. (a)	10,232	611,362
Select Medical Holdings Corp.	16,501	656,080
Sonida Senior Living, Inc. (a)	527	17,017
Surgery Partners, Inc. (a)	11,889	360,950
Talkspace, Inc. Class A (a)	19,032	38,254
The Ensign Group, Inc.	8,571	1,206,368
The Joint Corp. (a)	1,671	24,096
U.S. Physical Therapy, Inc.	2,317	225,908
Viemed Healthcare, Inc. (a)	5,242	37,795
		12,097,538
Health Care Technology - 0.3%
Definitive Healthcare Corp. (a)	8,352	32,573
Evolent Health, Inc. Class A (a)	17,903	417,498
Health Catalyst, Inc. (a)	9,095	67,030
HealthStream, Inc.	3,824	113,611
Lifemd, Inc. (a)	5,394	38,459
OptimizeRx Corp. (a)	2,727	29,752
Phreesia, Inc. (a)	7,941	198,128
Schrodinger, Inc. (a)	8,653	192,789
Simulations Plus, Inc.	2,458	100,385
Teladoc Health, Inc. (a)	26,336	248,348
		1,438,573
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp. (a)	17,845	81,195
Akoya Biosciences, Inc. (a)(b)	3,960	9,781
BioLife Solutions, Inc. (a)	5,468	131,341
ChromaDex, Inc. (a)	7,568	22,628
Codexis, Inc. (a)	10,788	38,621
Conduit Pharmaceuticals, Inc. Class A (a)	3,371	780
CryoPort, Inc. (a)	6,773	62,515
Cytek Biosciences, Inc. (a)	18,616	124,913
Harvard Bioscience, Inc. (a)	6,101	19,523
Lifecore Biomedical (a)	3,196	20,231
Maravai LifeSciences Holdings, Inc. Class A (a)	17,132	166,694
MaxCyte, Inc. (a)	16,052	77,050
Mesa Laboratories, Inc.	791	90,585
Nautilus Biotechnology, Inc. Class A (a)	7,382	20,005
OmniAb, Inc. (a)	14,104	67,558
Pacific Biosciences of California, Inc. (a)(b)	42,101	86,728
Quanterix Corp. (a)	5,508	81,298
Quantum-Si, Inc. Class A (a)	15,559	16,959
Standard BioTools, Inc. (a)	46,149	103,374
		1,221,779
Pharmaceuticals - 1.6%
Alimera Sciences, Inc. (a)	3,155	17,542
Alto Neuroscience, Inc. (b)	1,358	14,639
Amneal Intermediate, Inc. Class A, (a)	24,693	181,000
Amphastar Pharmaceuticals, Inc. (a)	5,953	259,075
ANI Pharmaceuticals, Inc. (a)	2,846	187,039
Aquestive Therapeutics, Inc. (a)(b)	11,425	43,872
Arvinas Holding Co. LLC (a)	9,952	273,780
Atea Pharmaceuticals, Inc. (a)	11,637	44,453
Avadel Pharmaceuticals PLC sponsored (a)	14,327	234,103
Axsome Therapeutics, Inc. (a)	5,646	492,952
Biote Corp. Class A (a)	4,115	32,632
Cassava Sciences, Inc. (a)(b)	6,232	138,475
Collegium Pharmaceutical, Inc. (a)	4,992	192,541
Contineum Therapeutics, Inc. Class A	1,068	21,424
Corcept Therapeutics, Inc. (a)	12,511	483,800
CorMedix, Inc. (a)	8,540	39,113
Edgewise Therapeutics, Inc. (a)	11,254	191,656
Enliven Therapeutics, Inc. (a)(b)	5,415	142,848
Esperion Therapeutics, Inc. (a)(b)	29,050	67,106
Evolus, Inc. (a)	8,514	105,744
Eyepoint Pharmaceuticals, Inc. (a)	7,679	75,869
Fulcrum Therapeutics, Inc. (a)	9,590	88,995
Harmony Biosciences Holdings, Inc. (a)	4,654	157,584
Harrow, Inc. (a)	4,687	120,831
Innoviva, Inc. (a)	8,417	158,576
Ligand Pharmaceuticals, Inc. (a)	2,639	287,625
Liquidia Corp. (a)	8,889	106,046
Longboard Pharmaceuticals, Inc. (a)	5,029	167,164
Lyra Therapeutics, Inc. (a)	4,046	1,317
MediWound Ltd. (a)	1,233	23,711
Mind Medicine (MindMed), Inc. (a)(b)	11,088	102,675
Nektar Therapeutics (a)	27,483	36,827
Neumora Therapeutics, Inc. (b)	12,923	166,190
Novartis AG rights (a)(c)	7,778	0
Nuvation Bio, Inc. Class A (a)	27,616	105,769
Ocular Therapeutix, Inc. (a)(b)	24,178	204,546
Omeros Corp. (a)(b)	8,584	46,268
Pacira Biosciences, Inc. (a)	7,022	145,004
Phathom Pharmaceuticals, Inc. (a)(b)	5,229	61,807
Phibro Animal Health Corp. Class A	3,129	59,076
Pliant Therapeutics, Inc. (a)	8,724	124,840
Prestige Consumer Healthcare, Inc. (a)	7,645	541,342
Revance Therapeutics, Inc. (a)	16,186	61,183
Scilex Holding Co. (a)(i)	7,037	8,951
scPharmaceuticals, Inc. (a)	4,350	21,881
SIGA Technologies, Inc.	7,189	71,746
Supernus Pharmaceuticals, Inc. (a)	7,781	232,029
Tarsus Pharmaceuticals, Inc. (a)	5,667	137,651
Telomir Pharmaceuticals, Inc.	718	2,592
Terns Pharmaceuticals, Inc. (a)	8,858	68,650
Theravance Biopharma, Inc. (a)	5,664	57,263
Third Harmonics Bio, Inc. (a)	3,097	37,598
Trevi Therapeutics, Inc. (a)	9,088	28,900
Ventyx Biosciences, Inc. (a)	9,299	21,574
Verrica Pharmaceuticals, Inc. (a)	2,940	19,375
WAVE Life Sciences (a)	11,934	78,884
Xeris Biopharma Holdings, Inc. (a)	21,620	53,618
Zevra Therapeutics, Inc. (a)	6,664	43,249
		6,891,000
TOTAL HEALTH CARE		72,083,388
INDUSTRIALS - 17.1%
Aerospace & Defense - 1.1%
AAR Corp. (a)	5,330	344,318
AeroVironment, Inc. (a)	4,050	723,087
AerSale Corp. (a)	5,140	34,644
Archer Aviation, Inc. Class A (a)(b)	36,311	151,417
Astronics Corp. (a)	4,423	101,862
Byrna Technologies, Inc. (a)	2,710	25,420
Cadre Holdings, Inc.	4,051	148,672
Ducommun, Inc. (a)	2,099	134,693
Eve Holding, Inc. (a)	2,723	9,367
Intuitive Machines, Inc. Class A (a)(b)	4,401	17,516
Kratos Defense & Security Solutions, Inc. (a)	22,909	516,369
Leonardo DRS, Inc. (a)	11,457	323,087
Mercury Systems, Inc. (a)	8,459	300,717
Moog, Inc. Class A	4,396	862,056
National Presto Industries, Inc.	798	61,023
Park Aerospace Corp.	2,817	37,776
Redwire Corp. Class A (a)	3,497	24,759
Rocket Lab U.S.A., Inc. Class A (a)(b)	53,856	282,205
Terran Orbital Corp. Class A (a)(b)	23,404	16,844
Triumph Group, Inc. (a)	10,022	164,261
V2X, Inc. (a)	1,864	97,170
Virgin Galactic Holdings, Inc. (a)(b)	2,898	20,605
VirTra, Inc. (a)	1,638	14,365
		4,412,233
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	7,825	126,296
Forward Air Corp.	3,836	97,281
Hub Group, Inc. Class A	9,468	442,818
Radiant Logistics, Inc. (a)	5,486	34,123
		700,518
Building Products - 1.5%
American Woodmark Corp. (a)	2,455	250,778
Apogee Enterprises, Inc.	3,405	233,719
AZZ, Inc.	4,555	364,218
Caesarstone Sdot-Yam Ltd. (a)	3,131	19,851
CSW Industrials, Inc.	2,393	776,337
Gibraltar Industries, Inc. (a)	4,738	351,891
Griffon Corp.	5,969	430,126
Insteel Industries, Inc.	2,890	98,983
Janus International Group, Inc. (a)	21,943	316,418
Jeld-Wen Holding, Inc. (a)	13,283	221,693
MasterBrand, Inc. (a)	19,585	353,509
Quanex Building Products Corp.	6,845	228,623
Resideo Technologies, Inc. (a)	22,596	513,381
Tecnoglass, Inc.	3,495	188,066
UFP Industries, Inc.	9,353	1,233,941
Zurn Elkay Water Solutions Cor	22,464	729,181
		6,310,715
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	9,774	543,043
ACCO Brands Corp.	14,023	71,658
ACV Auctions, Inc. Class A (a)	22,936	391,747
Aris Water Solution, Inc. Class A	4,175	73,939
Bridger Aerospace Group Holdings, Inc. (a)	1,253	4,210
BrightView Holdings, Inc. (a)	6,919	99,564
Casella Waste Systems, Inc. Class A (a)	8,833	914,745
CECO Environmental Corp. (a)	4,526	132,159
Cimpress PLC (a)	2,793	254,917
CompX International, Inc. Class A	245	6,282
CoreCivic, Inc. (a)	17,037	237,496
Deluxe Corp.	6,921	168,734
Driven Brands Holdings, Inc. (a)	9,133	122,748
Ennis, Inc.	3,980	94,883
Enviri Corp. (a)	12,155	143,672
Healthcare Services Group, Inc. (a)	11,185	127,845
HNI Corp.	7,297	400,970
Interface, Inc.	8,847	152,876
LanzaTech Global, Inc. Class A (a)	17,184	31,103
Liquidity Services, Inc. (a)	3,298	74,106
Matthews International Corp. Class A	4,561	132,041
Millerknoll, Inc.	11,090	344,012
Montrose Environmental Group, Inc. (a)	4,948	157,792
NL Industries, Inc.	1,296	8,281
OpenLane, Inc. (a)	16,502	295,056
Perma-Fix Environmental Services, Inc. (a)	1,875	23,794
Pitney Bowes, Inc.	24,997	164,980
Quad/Graphics, Inc. Class A	4,547	20,780
Quest Resource Holding Corp. (a)	2,641	22,290
Steelcase, Inc. Class A	14,378	208,337
The Brink's Co.	6,931	762,341
The GEO Group, Inc. (a)	19,218	278,661
UniFirst Corp.	2,328	452,889
Viad Corp. (a)	3,168	105,336
Virco Manufacturing Co.	1,581	27,826
VSE Corp.	2,132	189,727
		7,240,840
Construction & Engineering - 1.5%
Ameresco, Inc. Class A (a)	5,005	158,008
Arcosa, Inc.	7,496	696,453
Argan, Inc.	1,909	150,677
Bowman Consulting Group Ltd. (a)	2,045	73,047
Centuri Holdings, Inc. (b)	2,087	34,456
Concrete Pumping Holdings, Inc. (a)	3,543	23,632
Construction Partners, Inc. Class A (a)	6,662	430,698
Dycom Industries, Inc. (a)	4,392	805,976
Fluor Corp. (a)	26,396	1,269,648
Granite Construction, Inc.	6,819	466,829
Great Lakes Dredge & Dock Corp. (a)	10,042	94,696
IES Holdings, Inc. (a)	1,301	200,315
Limbach Holdings, Inc. (a)	1,578	100,550
Matrix Service Co. (a)	4,045	40,935
MYR Group, Inc. (a)	2,573	361,455
Northwest Pipe Co. (a)	1,467	55,966
Orion Group Holdings, Inc. (a)	4,812	39,507
Primoris Services Corp.	8,275	467,289
Southland Holdings, Inc. (a)	1,395	5,441
Sterling Construction Co., Inc. (a)	4,683	544,914
Tutor Perini Corp. (a)	6,681	166,290
		6,186,782
Electrical Equipment - 1.4%
374Water, Inc. (a)(b)	9,632	11,655
Allient, Inc.	2,230	64,536
American Superconductor Corp. (a)	5,333	128,845
Amprius Technologies, Inc. (a)	1,932	2,318
Array Technologies, Inc. (a)	23,629	248,577
Atkore, Inc.	5,676	766,260
Blink Charging Co. (a)(b)	14,848	48,850
Bloom Energy Corp. Class A (a)(b)	30,757	416,450
ChargePoint Holdings, Inc. Class A (a)(b)	59,663	129,469
Energy Vault Holdings, Inc. Class A (a)	15,804	16,120
EnerSys	6,179	679,257
Enovix Corp. (a)(b)	23,014	331,632
Fluence Energy, Inc. (a)	9,489	155,430
Freyr Battery, Inc.	17,084	30,751
FuelCell Energy, Inc. (a)(b)	68,941	34,912
GrafTech International Ltd.	39,168	30,085
LSI Industries, Inc.	4,319	73,682
Net Power, Inc. Class A (a)	3,253	31,099
Nextracker, Inc. Class A (a)	18,034	886,191
NuScale Power Corp. Class A (a)(b)	12,073	123,386
Plug Power, Inc. (a)(b)	97,588	241,042
Powell Industries, Inc.	1,455	267,182
Preformed Line Products Co.	375	51,701
SES AI Corp. Class A (a)(b)	19,947	24,535
Shoals Technologies Group, Inc. (a)	26,634	173,121
SolarMax Technology, Inc. (b)	755	3,201
Solidion Technology, Inc. Class A (a)	2,110	871
Stem, Inc. (a)(b)	23,319	28,449
SunPower Corp. (a)(b)	13,472	11,498
Sunrun, Inc. (a)	33,797	592,461
Thermon Group Holdings, Inc. (a)	5,192	170,350
TPI Composites, Inc. (a)(b)	7,078	30,152
Ultralife Corp. (a)	1,580	18,928
Vicor Corp. (a)	3,440	144,858
		5,967,854
Ground Transportation - 0.5%
ArcBest Corp.	3,650	460,083
Covenant Transport Group, Inc. Class A	1,246	69,714
FTAI Infrastructure LLC	15,549	160,310
Heartland Express, Inc.	7,071	91,711
Hertz Global Holdings, Inc. (a)	18,668	76,165
Marten Transport Ltd.	9,029	169,835
P.A.M. Transportation Services, Inc. (a)	924	18,840
RXO, Inc. (a)	18,037	571,953
Universal Logistics Holdings, Inc.	1,053	45,311
Werner Enterprises, Inc.	9,771	382,925
		2,046,847
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	3,935	88,734
Machinery - 3.9%
3D Systems Corp. (a)	19,623	71,624
Alamo Group, Inc.	1,587	305,847
Albany International Corp. Class A	4,824	451,430
Astec Industries, Inc.	3,534	124,008
Atmus Filtration Technologies, Inc.	12,900	397,836
Barnes Group, Inc.	7,181	289,682
Blue Bird Corp. (a)	4,993	260,235
Chart Industries, Inc. (a)	6,531	1,052,013
Columbus McKinnon Corp. (NY Shares)	4,411	168,324
Commercial Vehicle Group, Inc. (a)	4,756	25,920
Douglas Dynamics, Inc.	3,496	101,069
Eastern Co.	773	22,757
Energy Recovery, Inc. (a)	8,822	128,625
Enerpac Tool Group Corp. Class A	8,430	338,886
EnPro Industries, Inc.	3,254	556,239
ESCO Technologies, Inc.	4,007	492,701
Federal Signal Corp.	9,311	930,821
Franklin Electric Co., Inc.	6,999	746,233
Gencor Industries, Inc. (a)	1,590	39,162
Gorman-Rupp Co.	3,268	135,001
Graham Corp. (a)	1,613	52,858
Helios Technologies, Inc.	5,143	236,321
Hillenbrand, Inc.	10,865	480,559
Hillman Solutions Corp. Class A (a)	30,533	309,910
Hyliion Holdings Corp. Class A (a)	21,702	48,178
Hyster-Yale Materials Handling, Inc. Class A	1,772	144,843
John Bean Technologies Corp.	4,910	483,046
Kadant, Inc.	1,817	638,657
Kennametal, Inc.	12,250	320,215
L.B. Foster Co. Class A (a)	1,338	32,125
Lindsay Corp.	1,700	214,183
Luxfer Holdings PLC sponsored	4,132	53,468
Manitowoc Co., Inc. (a)	5,389	68,117
Mayville Engineering Co., Inc. (a)	2,035	38,889
Miller Industries, Inc.	1,723	117,061
Mueller Industries, Inc.	17,289	1,226,482
Mueller Water Products, Inc.	24,032	496,982
NN, Inc. (a)	7,117	27,899
Omega Flex, Inc.	560	29,445
Park-Ohio Holdings Corp.	1,316	41,086
Proto Labs, Inc. (a)	3,943	137,295
REV Group, Inc.	7,999	233,411
Shyft Group, Inc. (The)	5,242	87,908
SPX Technologies, Inc. (a)	6,968	1,028,059
Standex International Corp.	1,803	336,800
Taylor Devices, Inc. (a)	373	19,157
Tennant Co.	2,935	316,070
Terex Corp.	10,309	652,147
The Greenbrier Companies, Inc.	4,755	242,553
Titan International, Inc. (a)	7,634	65,042
Trinity Industries, Inc.	12,626	417,416
Twin Disc, Inc.	1,631	23,519
Velo3D, Inc. (a)	1	3
Wabash National Corp.	6,854	147,292
Watts Water Technologies, Inc. Class A	4,232	878,225
		16,283,634
Marine Transportation - 0.3%
Costamare, Inc.	6,545	96,997
Genco Shipping & Trading Ltd.	6,582	127,757
Golden Ocean Group Ltd.	18,870	234,365
Himalaya Shipping Ltd.	4,660	37,839
Matson, Inc.	5,256	697,524
Pangaea Logistics Solutions Ltd.	4,716	34,238
Safe Bulkers, Inc.	9,582	48,485
		1,277,205
Passenger Airlines - 0.4%
Allegiant Travel Co.	2,373	133,054
Blade Air Mobility, Inc. (a)	8,756	28,895
Frontier Group Holdings, Inc. (a)	6,411	25,259
Hawaiian Holdings, Inc. (a)	7,793	99,672
JetBlue Airways Corp. (a)	47,382	303,719
Joby Aviation, Inc. (a)(b)	62,205	371,986
SkyWest, Inc. (a)	6,138	490,672
Spirit Airlines, Inc. (b)	16,885	50,824
Sun Country Airlines Holdings, Inc. (a)	6,005	78,666
Wheels Up Experience, Inc. Class A (a)(b)	13,770	36,215
		1,618,962
Professional Services - 2.3%
Alight, Inc. Class A (a)	73,357	555,312
Asure Software, Inc. (a)	3,763	38,759
Barrett Business Services, Inc.	3,960	144,302
BlackSky Technology, Inc. Class A (a)	16,402	18,370
CBIZ, Inc. (a)	7,416	514,670
Conduent, Inc. (a)	24,586	100,311
CRA International, Inc.	1,037	181,268
CSG Systems International, Inc.	4,572	214,152
DLH Holdings Corp. (a)	1,270	14,694
ExlService Holdings, Inc. (a)	24,303	856,924
Exponent, Inc.	7,819	829,440
First Advantage Corp.	7,810	134,488
FiscalNote Holdings, Inc. Class A (a)	8,879	13,585
Forrester Research, Inc. (a)	1,803	36,403
Franklin Covey Co. (a)	1,739	76,012
Heidrick & Struggles International, Inc.	3,111	124,876
Hirequest, Inc.	820	11,029
Huron Consulting Group, Inc. (a)	2,749	302,417
IBEX Ltd. (a)	1,358	23,684
ICF International, Inc.	2,884	424,236
Innodata, Inc. (a)	4,172	80,728
Insperity, Inc.	5,543	569,377
Kelly Services, Inc. Class A (non-vtg.)	4,785	112,591
Kforce, Inc.	2,892	200,907
Korn Ferry	8,040	592,709
LegalZoom.com, Inc. (a)	21,160	141,349
Maximus, Inc.	9,409	874,002
MISTRAS Group, Inc. (a)	3,168	31,680
NV5 Global, Inc. (a)	2,210	227,939
Planet Labs PBC Class A (a)	26,377	66,998
Resources Connection, Inc.	4,924	58,743
Spire Global, Inc. (a)(b)	3,457	48,191
Sterling Check Corp. (a)	5,134	80,501
TriNet Group, Inc.	5,015	522,814
TrueBlue, Inc. (a)	4,657	55,651
Ttec Holdings, Inc.	2,879	22,974
Upwork, Inc. (a)	19,297	233,880
Verra Mobility Corp. (a)	25,744	775,667
Willdan Group, Inc. (a)	1,980	67,082
WNS Holdings Ltd.	7,170	427,189
		9,805,904
Trading Companies & Distributors - 2.3%
Alta Equipment Group, Inc.	4,108	43,134
Applied Industrial Technologies, Inc.	5,945	1,297,140
Beacon Roofing Supply, Inc. (a)	9,836	1,011,141
BlueLinx Corp. (a)	1,298	156,526
Boise Cascade Co.	6,126	870,443
Custom Truck One Source, Inc. Class A (a)	7,730	38,727
Distribution Solutions Group I (a)	1,660	56,025
DNOW, Inc. (a)	16,712	256,696
DXP Enterprises, Inc. (a)	1,941	106,289
EVI Industries, Inc.	770	15,731
FTAI Aviation Ltd.	15,401	1,716,441
GATX Corp.	5,497	766,832
Global Industrial Co.	2,093	73,004
GMS, Inc. (a)	6,183	594,990
H&E Equipment Services, Inc.	5,002	261,605
Herc Holdings, Inc.	4,351	678,060
Hudson Technologies, Inc. (a)	6,767	57,926
Karat Packaging, Inc.	1,081	32,289
McGrath RentCorp. (b)	3,768	413,839
MRC Global, Inc. (a)	13,043	188,863
Rush Enterprises, Inc.:
Class A	10,417	531,371
Class B	315	14,893
Titan Machinery, Inc. (a)	3,115	55,540
Transcat, Inc. (a)	1,344	154,883
Willis Lease Finance Corp.	449	38,740
Xometry, Inc. (a)	6,443	94,261
		9,525,389
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)	1,762	18,061
TOTAL INDUSTRIALS		71,483,678
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.6%
ADTRAN Holdings, Inc.	12,025	81,409
Applied Optoelectronics, Inc. (a)	5,774	55,142
Aviat Networks, Inc. (a)	1,763	54,653
Calix, Inc. (a)	9,112	374,777
Clearfield, Inc. (a)	1,925	83,545
CommScope Holding Co., Inc. (a)	32,338	83,755
Digi International, Inc. (a)	5,571	152,088
Extreme Networks, Inc. (a)	19,424	277,763
Harmonic, Inc. (a)	17,129	251,111
Infinera Corp. (a)(b)	30,973	183,980
NETGEAR, Inc. (a)	4,302	68,316
NetScout Systems, Inc. (a)	10,699	217,725
Ribbon Communications, Inc. (a)	13,898	47,114
ViaSat, Inc. (a)	18,758	379,287
Viavi Solutions, Inc. (a)	34,003	273,384
		2,584,049
Electronic Equipment, Instruments & Components - 3.0%
908 Devices, Inc. (a)	3,678	20,928
Advanced Energy Industries, Inc.	5,786	673,317
Aeva Technologies, Inc. (a)	3,535	12,832
Arlo Technologies, Inc. (a)	14,748	223,580
Badger Meter, Inc.	4,540	935,966
Bel Fuse, Inc.:
Class A (b)	254	23,813
Class B (non-vtg.)	1,605	119,203
Belden, Inc.	6,262	580,425
Benchmark Electronics, Inc.	5,550	265,679
Climb Global Solutions, Inc.	656	46,852
CTS Corp.	4,727	231,056
Daktronics, Inc. (a)	5,714	85,596
ePlus, Inc. (a)	4,078	374,850
Evolv Technologies Holdings, Inc. (a)	20,264	70,316
Fabrinet (a)	5,644	1,244,841
FARO Technologies, Inc. (a)	2,724	46,580
Insight Enterprises, Inc. (a)	4,310	967,595
Iteris, Inc. (a)	6,369	31,272
Itron, Inc. (a)	7,102	734,631
Kimball Electronics, Inc. (a)	3,698	87,643
Knowles Corp. (a)	13,613	248,710
Lightwave Logic, Inc. (a)(b)	18,514	64,058
Methode Electronics, Inc.	5,176	65,528
MicroVision, Inc. (a)(b)	31,696	33,915
Mirion Technologies, Inc. Class A (a)	30,991	326,645
Napco Security Technologies, Inc.	5,464	304,946
nLIGHT, Inc. (a)	7,025	84,792
Novanta, Inc. (a)	5,548	1,005,187
OSI Systems, Inc. (a)	2,503	370,394
Ouster, Inc. Class A (a)	6,673	87,616
Par Technology Corp. (a)	5,229	264,797
PC Connection, Inc.	1,802	128,969
Plexus Corp. (a)	4,197	537,929
Powerfleet, Inc. (a)	13,979	63,325
Richardson Electronics Ltd.	1,893	22,659
Rogers Corp. (a)	2,901	354,444
Sanmina Corp. (a)	8,478	638,648
ScanSource, Inc. (a)	3,898	202,891
Smartrent, Inc. (a)	29,616	54,493
TTM Technologies, Inc. (a)	15,646	303,219
Vishay Intertechnology, Inc.	19,491	473,826
Vishay Precision Group, Inc. (a)	1,840	63,094
		12,477,060
IT Services - 0.7%
Applied Digital Corp. (a)(b)	15,156	73,658
ASGN, Inc. (a)	6,977	660,513
Backblaze, Inc. Class A (a)	6,162	40,792
BigBear.ai Holdings, Inc. (a)(b)	15,703	23,712
BigCommerce Holdings, Inc. (a)	10,750	87,075
Core Scientific, Inc.	27,594	269,042
Couchbase, Inc. (a)	6,018	115,485
Digitalocean Holdings, Inc. (a)	10,158	336,535
Fastly, Inc. Class A (a)	19,811	160,469
Grid Dynamics Holdings, Inc. (a)	8,886	114,629
Hackett Group, Inc.	3,888	106,065
Information Services Group, Inc.	5,211	18,082
Perficient, Inc. (a)	5,376	405,404
Rackspace Technology, Inc. (a)	10,292	24,083
Squarespace, Inc. Class A (a)	9,383	414,635
Thoughtworks Holding, Inc. (a)	15,514	53,989
Tucows, Inc. (a)	1,206	30,355
Unisys Corp. (a)	10,154	48,333
		2,982,856
Semiconductors & Semiconductor Equipment - 2.3%
ACM Research, Inc. Class A, (a)	7,936	142,451
AEHR Test Systems (a)	4,254	80,273
Alpha & Omega Semiconductor Ltd. (a)	3,602	149,123
Ambarella, Inc. (a)	5,850	307,944
Axcelis Technologies, Inc. (a)	5,038	636,551
CEVA, Inc. (a)	3,587	71,919
Cohu, Inc. (a)	7,137	228,313
Credo Technology Group Holding Ltd. (a)	19,712	547,008
Diodes, Inc. (a)	7,036	550,215
Everspin Technologies, Inc. (a)	2,777	17,245
FormFactor, Inc. (a)	11,980	641,649
GCT Semiconductor Holding, Inc.	1,097	5,156
Ichor Holdings Ltd. (a)	5,030	171,020
Impinj, Inc. (a)	3,496	556,878
indie Semiconductor, Inc. (a)	25,541	152,735
Kulicke & Soffa Industries, Inc.	8,460	399,058
MaxLinear, Inc. Class A (a)	12,214	172,706
Navitas Semiconductor Corp. Class A (a)	19,461	72,200
NVE Corp.	749	66,886
PDF Solutions, Inc. (a)	4,843	169,941
Photronics, Inc. (a)	9,554	242,767
Power Integrations, Inc.	8,729	637,566
QuickLogic Corp. (a)	2,058	22,226
Rambus, Inc. (a)	16,841	866,301
Rigetti Computing, Inc. Class A (a)(b)	21,007	21,637
Semtech Corp. (a)	10,001	317,232
Silicon Laboratories, Inc. (a)	4,897	588,277
SiTime Corp. (a)	2,843	403,564
SkyWater Technology, Inc. (a)	4,335	32,079
SMART Global Holdings, Inc. (a)	7,950	186,030
Synaptics, Inc. (a)	6,010	524,793
Ultra Clean Holdings, Inc. (a)	6,847	296,201
Veeco Instruments, Inc. (a)	8,623	357,078
		9,635,022
Software - 5.9%
8x8, Inc. (a)	18,244	56,192
A10 Networks, Inc.	10,929	143,061
ACI Worldwide, Inc. (a)	16,329	705,903
Adeia, Inc.	16,888	198,434
Agilysys, Inc. (a)	3,427	384,132
Airship AI Holdings, Inc. Class A (a)	425	1,692
Alarm.com Holdings, Inc. (a)	7,458	526,162
Alkami Technology, Inc. (a)	6,875	225,019
Altair Engineering, Inc. Class A (a)	8,851	782,074
American Software, Inc. Class A	4,946	54,109
Amplitude, Inc. Class A, (a)	11,904	101,898
Appian Corp. Class A (a)	6,240	230,506
Arteris, Inc. (a)	4,385	35,913
Asana, Inc. (a)	12,215	177,728
AudioEye, Inc. (a)	1,058	26,482
Aurora Innovation, Inc. Class A, (a)	130,010	520,040
AvePoint, Inc. (a)	19,822	216,060
Bit Digital, Inc. (a)(b)	18,044	68,748
Blackbaud, Inc. (a)	6,385	506,841
BlackLine, Inc. (a)	8,919	423,831
Blend Labs, Inc. (a)	35,525	98,404
Box, Inc. Class A (a)	21,748	611,554
Braze, Inc. (a)	8,128	358,120
C3.ai, Inc. (a)	12,801	342,427
Cerence, Inc. (a)	6,521	20,737
Cipher Mining, Inc. (a)	26,876	140,561
Cleanspark, Inc. (a)	34,281	548,496
Clear Secure, Inc.	13,630	291,001
Clearwater Analytics Holdings, Inc. (a)	21,679	423,824
CommVault Systems, Inc. (a)	6,760	1,033,266
Consensus Cloud Solutions, Inc. (a)	2,782	59,257
CS Disco, Inc. (a)	4,577	28,286
D-Wave Quantum, Inc. (a)(b)	12,915	12,915
Daily Journal Corp. (a)	215	100,104
Dave, Inc. (a)	1,224	44,505
Digimarc Corp. (a)	2,331	74,569
Digital Turbine, Inc. (a)	14,366	34,191
Domo, Inc. Class B (a)	5,258	43,957
E2open Parent Holdings, Inc. (a)	26,448	123,512
eGain Communications Corp. (a)	3,127	22,671
Enfusion, Inc. Class A (a)	7,451	70,635
Envestnet, Inc. (a)	7,831	485,365
EverCommerce, Inc. (a)	3,420	41,245
Freshworks, Inc. (a)	31,525	394,063
Hut 8 Mining Corp. (a)	12,408	181,653
Ilearningengines Holdings, Inc. Class A (a)	4,556	37,678
Instructure Holdings, Inc. (a)	3,456	80,732
Intapp, Inc. (a)	6,059	217,094
InterDigital, Inc.	3,915	480,605
Jamf Holding Corp. (a)	11,506	210,675
Kaltura, Inc. (a)	14,608	19,429
Liveramp Holdings, Inc. (a)	10,094	305,646
Marathon Digital Holdings, Inc. (a)(b)	42,277	831,589
Matterport, Inc. Class A (a)	40,892	181,560
MeridianLink, Inc. (a)	4,194	99,104
Mitek Systems, Inc. (a)	7,145	95,100
N-able, Inc. (a)	11,078	154,427
NCR Voyix Corp. (a)	22,422	330,725
Nextnav, Inc. Class A (a)(b)	11,702	97,244
Olo, Inc. Class A (a)	16,076	76,843
ON24, Inc. (a)	4,091	26,878
Onespan, Inc. (a)	5,825	86,210
Ooma, Inc. (a)	3,817	39,697
Pagaya Technologies Ltd. Class A (a)	6,220	92,554
Pagerduty, Inc. (a)	13,823	289,315
Porch Group, Inc. (a)	11,576	23,731
PowerSchool Holdings, Inc. Class A (a)	9,227	208,161
Prairie Operating Co. (a)	630	6,080
Progress Software Corp.	6,624	386,842
PROS Holdings, Inc. (a)	7,011	168,965
Q2 Holdings, Inc. (a)	9,124	615,596
Qualys, Inc. (a)	5,739	855,914
Rapid7, Inc. (a)	9,574	376,641
Red Violet, Inc. (a)	1,727	44,488
Rekor Systems, Inc. (a)	10,498	19,106
Repositrak, Inc.	1,906	36,424
Rimini Street, Inc. (a)	8,234	18,279
Riot Platforms, Inc. (a)(b)	41,982	427,797
Roadzen, Inc. (a)	2,151	3,313
Sapiens International Corp. NV	4,801	186,759
Semrush Holdings, Inc. (a)	5,619	82,824
SolarWinds, Inc.	8,403	100,248
SoundHound AI, Inc. (a)(b)	44,015	224,036
SoundThinking, Inc. (a)	1,535	23,731
Sprinklr, Inc. (a)	15,872	156,022
Sprout Social, Inc. (a)	7,650	298,886
SPS Commerce, Inc. (a)	5,759	1,240,604
Telos Corp. (a)	8,895	38,249
Tenable Holdings, Inc. (a)	18,231	837,168
TeraWulf, Inc. (a)	35,734	148,653
Varonis Systems, Inc. (a)	17,064	940,738
Verint Systems, Inc. (a)	9,568	345,788
Vertex, Inc. Class A (a)	8,419	333,813
Viant Technology, Inc. (a)	2,455	28,552
Weave Communications, Inc. (a)	6,080	60,800
Workiva, Inc. (a)	7,792	574,816
Xperi, Inc. (a)	6,922	56,553
Yext, Inc. (a)	16,041	92,396
Zeta Global Holdings Corp. (a)	25,472	545,610
Zuora, Inc. (a)	20,063	181,971
		24,412,802
Technology Hardware, Storage & Peripherals - 0.2%
CompoSecure, Inc. (b)	2,629	21,426
Corsair Gaming, Inc. (a)	6,757	55,475
CPI Card Group (a)	766	22,467
Diebold Nixdorf, Inc.	3,937	171,456
Eastman Kodak Co. (a)	9,389	54,550
Immersion Corp.	4,757	60,747
IonQ, Inc. (a)(b)	30,790	250,939
Turtle Beach Corp. (a)	2,632	38,085
Xerox Holdings Corp.	18,026	194,050
		869,195
TOTAL INFORMATION TECHNOLOGY		52,960,984
MATERIALS - 4.5%
Chemicals - 2.0%
AdvanSix, Inc.	3,949	110,454
American Vanguard Corp.	3,903	37,547
Arcadium Lithium PLC	167,531	532,749
Arq, Inc. (a)	3,704	24,224
ASP Isotopes, Inc. (a)(b)	5,953	15,775
Aspen Aerogels, Inc. (a)	9,037	184,445
Avient Corp.	13,946	630,917
Balchem Corp.	4,993	886,058
Cabot Corp.	8,386	841,032
Core Molding Technologies, Inc. (a)	1,127	20,793
Danimer Scientific, Inc. warrants 7/15/25 (a)	3,923	294
Ecovyst, Inc. (a)	17,911	170,871
H.B. Fuller Co.	8,440	727,528
Hawkins, Inc.	3,001	311,804
Ingevity Corp. (a)	5,619	257,856
Innospec, Inc.	3,860	506,200
Intrepid Potash, Inc. (a)	1,661	43,335
Koppers Holdings, Inc.	3,112	126,690
Kronos Worldwide, Inc.	3,465	41,441
LSB Industries, Inc. (a)	8,164	74,374
Mativ, Inc.	8,283	158,122
Minerals Technologies, Inc.	4,960	388,765
Northern Technologies International Corp.	1,213	15,975
Orion SA	8,878	218,576
Perimeter Solutions SA (a)	20,816	201,707
PureCycle Technologies, Inc. (a)(b)	18,920	145,873
Quaker Chemical Corp.	2,159	392,010
Rayonier Advanced Materials, Inc. (a)	9,925	66,001
Sensient Technologies Corp.	6,507	507,871
Stepan Co.	3,291	278,517
Tronox Holdings PLC	18,370	296,859
Valhi, Inc.	366	7,723
		8,222,386
Construction Materials - 0.4%
Knife River Holding Co. (a)	8,803	700,015
Smith-Midland Corp. (a)	700	24,304
Summit Materials, Inc. (a)	18,714	781,871
United States Lime & Minerals, Inc.	1,659	141,098
		1,647,288
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA	22,116	81,387
Greif, Inc.:
Class A	3,921	261,452
Class B	671	47,420
Myers Industries, Inc.	5,609	83,574
O-I Glass, Inc. (a)	23,946	319,919
Pactiv Evergreen, Inc.	6,246	82,072
Ranpak Holdings Corp. (A Shares) (a)	6,695	48,338
TriMas Corp.	6,296	154,756
		1,078,918
Metals & Mining - 1.8%
Alpha Metallurgical Resources	1,700	502,197
Arch Resources, Inc. Class A,	2,718	398,323
Caledonia Mining Corp. PLC	2,468	28,876
Carpenter Technology Corp.	7,359	1,073,457
Century Aluminum Co. (a)	8,241	124,522
Coeur d'Alene Mines Corp. (a)	61,180	397,058
Commercial Metals Co.	17,864	1,073,626
Compass Minerals International, Inc.	5,284	70,277
Constellium NV (a)	20,000	356,200
Contango ORE, Inc. (a)	1,181	26,986
Critical Metals Corp.	1,138	11,471
Dakota Gold Corp. (a)	9,904	23,572
Haynes International, Inc.	1,956	116,480
Hecla Mining Co.	89,418	516,836
i-80 Gold Corp. (a)	39,669	41,652
Ivanhoe Electric, Inc. (a)	12,818	127,155
Kaiser Aluminum Corp.	2,482	195,309
Lifezone Metals Ltd.	5,656	44,626
Materion Corp.	3,186	383,690
Metallus, Inc. (a)	6,647	149,026
Metals Acquisition Ltd. (a)	8,233	106,206
Novagold Resources, Inc. (a)	37,639	179,914
Olympic Steel, Inc.	1,686	85,446
Perpetua Resources Corp. (a)	6,107	41,467
Piedmont Lithium, Inc. (a)(b)	2,783	27,886
Radius Recycling, Inc. Class A	4,029	73,005
Ramaco Resources, Inc.:
Class A	3,788	51,517
Class B	1,226	14,332
Ryerson Holding Corp.	4,490	106,817
SSR Mining, Inc.	31,291	174,291
SunCoke Energy, Inc.	13,057	152,767
Tredegar Corp.	3,952	22,566
Universal Stainless & Alloy Products, Inc. (a)	1,385	51,965
Warrior Metropolitan Coal, Inc.	8,021	554,331
Worthington Steel, Inc.	5,045	201,144
		7,504,993
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	2,499	138,620
Sylvamo Corp.	5,451	401,793
		540,413
TOTAL MATERIALS		18,993,998
REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 5.3%
Acadia Realty Trust (SBI)	15,937	344,877
Alexander & Baldwin, Inc.	11,762	231,829
Alexanders, Inc.	352	85,290
Alpine Income Property Trust, Inc.	2,347	40,767
American Assets Trust, Inc.	7,756	205,689
American Healthcare (REIT), Inc. (b)	10,127	161,424
Apartment Investment & Management Co. Class A (a)	22,037	195,248
Apple Hospitality (REIT), Inc.	35,850	530,222
Armada Hoffler Properties, Inc. Class A,	10,764	127,876
Braemar Hotels & Resorts, Inc.	10,376	36,835
Brandywine Realty Trust (SBI)	27,279	137,486
Broadstone Net Lease, Inc.	29,761	518,139
BRT Apartments Corp.	2,044	38,305
CareTrust (REIT), Inc.	21,161	570,501
CBL & Associates Properties, Inc.	3,645	93,932
Centerspace	2,361	164,869
Chatham Lodging Trust	7,995	70,276
City Office REIT, Inc.	6,359	38,472
Clipper Realty, Inc.	2,005	7,900
Community Healthcare Trust, Inc.	4,354	94,743
COPT Defense Properties (SBI)	17,628	510,683
CTO Realty Growth, Inc.	3,726	74,781
DiamondRock Hospitality Co.	33,325	274,265
Diversified Healthcare Trust (SBI)	34,014	113,607
Douglas Emmett, Inc.	25,254	406,337
Easterly Government Properties, Inc.	15,721	218,994
Elme Communities (SBI)	13,887	228,580
Empire State Realty Trust, Inc.	21,023	226,418
Equity Commonwealth (a)	16,497	336,044
Essential Properties Realty Trust, Inc.	27,474	812,956
Farmland Partners, Inc.	7,175	76,199
Four Corners Property Trust, Inc.	14,601	396,271
Franklin Street Properties Corp.	15,431	26,850
Getty Realty Corp.	7,947	235,390
Gladstone Commercial Corp.	6,599	99,315
Gladstone Land Corp.	5,478	81,348
Global Medical REIT, Inc.	10,084	96,302
Global Net Lease, Inc.	31,604	274,955
Hudson Pacific Properties, Inc.	21,359	127,940
Independence Realty Trust, Inc.	35,303	658,401
Industrial Logistics Properties Trust	10,366	53,281
InvenTrust Properties Corp.	10,799	304,208
JBG SMITH Properties	13,976	228,508
Kite Realty Group Trust	33,895	835,851
LTC Properties, Inc.	6,881	245,721
LXP Industrial Trust (REIT)	45,606	469,742
National Health Investors, Inc.	6,563	491,306
Net Lease Office Properties	2,297	67,784
NETSTREIT Corp.	11,894	195,894
NexPoint Diversified Real Estate Trust	5,330	33,739
NexPoint Residential Trust, Inc.	3,607	157,590
One Liberty Properties, Inc.	2,842	75,000
Orion Office (REIT), Inc.	8,966	36,312
Outfront Media, Inc.	23,055	373,952
Paramount Group, Inc.	29,016	152,044
Peakstone Realty Trust	5,715	77,610
Pebblebrook Hotel Trust	18,690	255,866
Phillips Edison & Co., Inc.	19,263	676,131
Piedmont Office Realty Trust, Inc. Class A	19,678	170,215
Plymouth Industrial REIT, Inc.	6,643	158,901
Postal Realty Trust, Inc. Class A	3,970	59,391
PotlatchDeltic Corp.	12,415	550,729
Retail Opportunity Investments Corp.	19,638	293,588
RLJ Lodging Trust	24,170	228,165
Ryman Hospitality Properties, Inc.	9,114	916,048
Sabra Health Care REIT, Inc.	36,108	586,033
Safehold, Inc.	8,138	188,313
Saul Centers, Inc.	1,759	69,568
Service Properties Trust	26,144	148,236
SITE Centers Corp.	29,881	461,661
SL Green Realty Corp. (b)	10,359	690,324
Strawberry Fields (REIT), Inc.	927	10,633
Summit Hotel Properties, Inc.	16,836	106,740
Sunstone Hotel Investors, Inc.	32,268	334,296
Tanger, Inc.	16,656	481,358
Terreno Realty Corp.	14,894	1,018,899
The Macerich Co.	33,705	539,617
UMH Properties, Inc.	10,208	181,294
Uniti Group, Inc.	37,296	143,217
Universal Health Realty Income Trust (SBI)	2,118	90,545
Urban Edge Properties	18,933	384,340
Veris Residential, Inc.	12,307	193,343
Whitestone REIT	7,979	110,110
Xenia Hotels & Resorts, Inc.	16,127	223,843
		22,040,262
Real Estate Management & Development - 0.7%
American Realty Investments, Inc. (a)	193	4,078
Anywhere Real Estate, Inc. (a)	14,952	70,573
Compass, Inc. (a)	56,520	248,123
Cushman & Wakefield PLC (a)	35,487	465,235
Digitalbridge Group, Inc.	24,633	348,064
eXp World Holdings, Inc. (b)	12,573	180,548
Forestar Group, Inc. (a)	2,930	92,676
FRP Holdings, Inc. (a)	2,081	62,617
Kennedy-Wilson Holdings, Inc.	17,600	183,216
Marcus & Millichap, Inc.	3,682	145,844
Maui Land & Pineapple, Inc. (a)	1,174	28,070
Newmark Group, Inc. Class A	21,262	275,981
Offerpad Solutions, Inc. Class A (a)	1,513	6,718
Opendoor Technologies, Inc. Class A (a)	95,957	222,620
RE/MAX Holdings, Inc. Class A	2,810	27,117
Redfin Corp. (a)	18,239	148,465
Star Holdings (a)	1,829	24,600
Stratus Properties, Inc. (a)	831	22,952
Tejon Ranch Co. (a)	3,219	61,161
The Real Brokerage, Inc. (a)(b)	14,709	87,519
The RMR Group, Inc. Class A	2,525	65,499
The St. Joe Co.	5,614	346,272
Transcontinental Realty Investors, Inc. (a)	179	5,628
		3,123,576
TOTAL REAL ESTATE		25,163,838
UTILITIES - 2.8%
Electric Utilities - 0.8%
Allete, Inc.	8,972	578,694
Genie Energy Ltd. Class B	2,005	34,005
Hawaiian Electric Industries, Inc.	17,194	284,733
MGE Energy, Inc.	5,636	495,066
Otter Tail Corp.	6,401	620,385
PNM Resources, Inc.	13,880	577,130
Portland General Electric Co.	15,672	742,539
		3,332,552
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares (b)	18,594	723,307
Chesapeake Utilities Corp.	3,435	405,433
New Jersey Resources Corp.	15,190	710,133
Northwest Natural Holding Co.	5,923	236,802
ONE Gas, Inc.	8,725	607,522
RGC Resources, Inc.	1,306	29,398
Southwest Gas Holdings, Inc.	9,430	699,329
Spire, Inc.	8,385	558,357
		3,970,281
Independent Power and Renewable Electricity Producers - 0.2%
Altus Power, Inc. Class A (a)	11,798	49,552
Montauk Renewables, Inc. (a)	10,268	60,992
Ormat Technologies, Inc.	8,332	646,896
Sunnova Energy International, Inc. (a)(b)	16,668	117,843
		875,283
Multi-Utilities - 0.4%
Avista Corp.	12,147	475,919
Black Hills Corp.	10,613	626,698
NorthWestern Energy Corp.	9,557	513,880
Unitil Corp.	2,510	153,813
		1,770,310
Water Utilities - 0.4%
American States Water Co.	5,750	474,548
Cadiz, Inc. (a)(b)	6,587	24,504
California Water Service Group	8,965	479,269
Consolidated Water Co., Inc.	2,367	68,785
Global Water Resources, Inc.	1,788	23,119
Middlesex Water Co.	2,755	183,152
Pure Cycle Corp. (a)	3,126	34,386
SJW Group	5,004	303,292
York Water Co.	2,218	91,626
		1,682,681
TOTAL UTILITIES		11,631,107
TOTAL COMMON STOCKS (Cost $346,257,572)		416,545,334

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (e) (Cost $161,505)	162,000	161,501

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	1,549,212	1,549,522
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	14,594,925	14,596,385
TOTAL MONEY MARKET FUNDS (Cost $16,145,907)		16,145,907

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $362,564,984)	432,852,742
NET OTHER ASSETS (LIABILITIES) - (3.4)% (h)	(14,408,811)
NET ASSETS - 100.0%	418,443,931

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	18	Sep 2024	2,045,700	200,816	200,816

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $161,501.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $23,862 of cash collateral to cover margin requirements for futures contracts.
(i)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $8,951 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,546,359	23,669,258	24,666,039	46,174	(56)	-	1,549,522	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	11,840,341	18,905,092	16,149,048	103,168	-	-	14,596,385	0.1%
Total	14,386,700	42,574,350	40,815,087	149,342	(56)	-	16,145,907

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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